As filed with the Securities and Exchange Commission on October 31, 2002
                                                     Registration No. 333-38826
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              _____________________

                        POST-EFFECTIVE AMENDMENT NO. 2 TO
                                    FORM S-6
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                             ______________________

A.       Exact Name of Trust:

                  GOVERNMENT SECURITIES EQUITY TRUST SERIES 10

B.       Name of depositor:

                  PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC

C.       Complete address of depositor's principal executive office:

                               100 Mulberry Street
                              Gateway Center Three
                            Newark, New Jersey 07102

D.       Name and complete address of agent for service:

                       SCOTT WALLNER, ESQ.                      Copy to:
          PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC   KENNETH W. ORCE, ESQ.
                       100 Mulberry Street              CAHILL GORDON & REINDEL
                       Gateway Center Three                  80 Pine Street
                     Newark, New Jersey 07102           New York, New York 10005

It is proposed that this filing will become effective (check appropriate box).
 __
/X_/ immediately upon filing on October 31, 2002 pursuant to paragraph (b);
 __
/__/ on (date) pursuant to paragraph (b);
 __
/__/ 60 days after filing pursuant to paragraph (a);
 __
/__/ on (date) pursuant to paragraph (a) of Rule 485.

                  Government Securities Equity Trust Series 10

--------------------------------------------------------------------------------
- United States Treasury issued notes or bonds paying no current interest

- Class A shares of the Alliance Technology Fund, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           (LOGO)

Sponsor: PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC
--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please read and retain                              Prospectus dated
this Prospectus for future reference                October 31, 2002

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

    Prudential Financial is a service mark of Prudential, Newark, NJ, and its affiliates. Securities products and services are offered through Prudential Investment Management Services LLC, a Prudential company.
--------------------------------------------------------------------------------

    This Prospectus does not contain all the information with respect to the investment company set forth in its registration and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

                       GOVERNMENT SECURITIES EQUITY TRUST
                                   Series 10

                               Table of Contents

                                                            Page
                                                           -----
Summary of Essential Information........................     A-v
Report of Independent Accountants.......................     A-1
Statement of Financial Condition........................     A-2
Schedule of Portfolio Securities........................     A-8
The Trust...............................................     B-1
    Trust Formation.....................................     B-1
    Securities Selection................................     B-2
    Stripped U.S. Treasury Obligations..................     B-2
    Alliance Technology Fund, Inc.......................     B-2
    General Information Regarding the Fund..............     B-3
    Financial Highlights of the Fund....................     B-4
    Additional Investment Policies and Practices of the
    Fund................................................     B-5
    Options.............................................     B-5
    Options on Market Indices...........................     B-6
    Warrants............................................     B-6
    Convertible Securities..............................     B-6
    Depository Receipts and Securities of Supranational
         Entities.......................................     B-7
    Foreign Securities..................................     B-7
    Illiquid Securities.................................     B-8
    Lending of Portfolio Securities.....................     B-8
    Portfolio of Turnover...............................     B-9
    Temporary Defensive Position........................     B-9
    Future Developments.................................     B-9
    Fundamental Investment Policies.....................    B-10
    Net Asset Value of the Fund Shares..................    B-11
    The Fund's Management...............................    B-12
    The Fund's Plan of Distribution.....................    B-13
    Fund Risk Factors...................................    B-14
    Fund Distributions and Taxes........................    B-14
    Risk of Investment in Units.........................    B-15
    Litigation..........................................    B-15
    The Units...........................................    B-16
Tax Status of the Trust.................................    B-16
Retirement Plans........................................    B-18
Public Offering of Units................................    B-18
    Public Offering Price...............................    B-18
    Sales Charge........................................    B-18
    Public Distribution.................................    B-19

                                                            Page
                                                           -----
    Secondary Market....................................    B-19
    Profit of Sponsor...................................    B-19
    Volume Discount.....................................    B-20
    Employee Discount...................................    B-20
Exchange Option.........................................    B-20
Reinvestment of Trust Distributions.....................    B-22
Expenses and Charges....................................    B-22
    Trust Fees and Expenses.............................    B-22
    Creation and Development Fee........................    B-22
    Other Charges.......................................    B-23
    Payment.............................................    B-23
Rights of Unit Holders..................................    B-23
    Ownership of Units..................................    B-23
    Certain Limitations.................................    B-23
    Distributions.......................................    B-23
    Reports and Records.................................    B-24
    Tender of Units for Redemption......................    B-25
    Purchase by the Sponsor of Units Tendered for
         Redemption.....................................    B-25
    Computation of Redemption Price per Unit............    B-26
Comparison of Public Offering Price and Redemption
Price...................................................    B-26
Sponsor.................................................    B-26
    Limitations on Liability............................    B-26
    Responsibility......................................    B-26
    Resignation.........................................    B-27
Trustee.................................................    B-27
    Limitations on Liability............................    B-27
    Responsibility......................................    B-27
    Resignation.........................................    B-28
Evaluator...............................................    B-28
    Limitations on Liability............................    B-28
    Responsibility......................................    B-28
    Resignation.........................................    B-28
Amendment and Termination of the Indenture..............    B-28
    Amendment...........................................    B-28
    Termination.........................................    B-29
    Code of Ethics......................................    B-29
Legal Opinions..........................................    B-29
Independent Accountants.................................    B-29

The Trust

    Government Securities Equity Trust Series 10 consists of one underlying unit investment trust (the 'Trust' or 'GSET' as the context requires) composed of stripped United States Treasury issued notes or bonds paying no current interest (the 'Treasury Obligations') and shares of Class A common stock ('Fund Shares') of Alliance Technology Fund, Inc. (the 'Fund'), an open-end diversified registered management investment company (the Treasury Obligations and Fund Shares, collectively, referred to as 'Securities'). This Trust contains Treasury Obligations maturing in approximately 12 years.

Objective

    The objectives of the Trust are to attempt to obtain safety of capital through investment in stripped United States Treasury issued notes or bonds paying no current interest but accruing income and to attempt to provide for capital appreciation through investment in shares of the Fund. There is no assurance that the objectives of the Fund or the Trust will be achieved.

    The Trust Portfolio is not managed and has been structured so that a Unit Holder will receive, at the Mandatory Termination Date of the Trust, an amount per Unit at least equal to $15.00, even if the value of the Fund Shares were to decline to zero, from the maturity proceeds of the Treasury Obligations.

The Fund in Which the Trust Invests

    The Fund in which the Trust invests (approximately 10% of Trust assets) is a managed investment company which emphasizes growth of capital and invests for capital appreciation. Current income is an incidental consideration. The Fund may seek to earn income through the writing of covered call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). The Fund, under normal circumstances, will invest at least 80% of its net assets in the securities of these companies. There can be, of course, no assurance that the Fund's investment objective will be achieved, and the nature of the Fund's investment objective and policies may involve a somewhat greater degree of risk than would be present in a more conservative approach. See ('The Trust--Fund Risk Factors' in Part B).

    The Fund normally will invest substantially all of its assets in equity securities (common stocks or securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks). The Fund at times may also invest in debt securities and preferred stocks offering an opportunity for price appreciation (e.g., convertible debt securities). See 'Additional Investment Policies and Practices of the Fund' in Part B of this Prospectus.

    The Fund will invest in listed and unlisted securities, in U.S. securities and up to 25% of its total assets in foreign securities.

    The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new unseasoned companies. Certain of the companies in which the Fund invests may allocate greater than usual amounts to research and product development. The securities of these companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Fund invests could be adversely affected by lack of commercial acceptance of a new product or products or by technological change and obsolescence. See ('The Trust--Fund Risk Factors' in Part B).

    Critical factors that will be considered in the selection of securities will include the economic and political outlook, the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, and management capability and practices. Generally speaking, disposal of a security by the Fund will be based upon factors such as (i) actual or potential deterioration of the issuer's earning power which the Fund believes may adversely affect the price of its securities, (ii) increases in the price level of the security or of securities generally which the Fund believes are not fully warranted by the issuer's earning power, and (iii) changes in the relative opportunities offered by various securities.

    Companies in which the Fund will invest include those whose processes, products or services are anticipated by Alliance Capital Management L.P., the Fund's investment adviser (the 'Investment Adviser'), to be significantly benefited by the utilization or commercial application of scientific discoveries or developments in such fields as, for example, aerospace, aerodynamics, astrophysics, biochemistry, chemistry, communications, computers, conservation, electricity, electronics (including radio, television and other media), energy (including development, production and service activities), geology, health care, mechanical engineering, medicine, metallurgy, nuclear physics, oceanography and plant physiology.

    The Fund will endeavor to invest in companies where the expected benefits to be derived from the utilization of technology will significantly enhance the prospects of the company as a whole (including, in the case of a conglomerate, affiliated companies). The Fund's investment objective permits the Fund to seek securities having potential for capital appreciation in a variety of industries.

    Except as otherwise indicated, the investment policies of the Fund are not 'fundamental policies' and may be changed by the Board of Directors without a Fund shareholder vote. However, the Fund will not change its investment policies without written notice to its shareholders. The Fund's investment objective, as well as the Fund's 80% investment policy, may not be changed without shareholder approval.

Stripped U.S. Treasury Obligations in Which the Trust Invests

    The Treasury Obligations in the Trust portfolio consist of United States Treasury Obligations which have been stripped by the United States Treasury of their unmatured interest coupons or such stripped coupons or receipts or certificates evidencing such obligations or coupons. The obligor with respect to the Treasury Obligations is the United States Government.

Investment Risks

    Investors should be aware of the risks which an investment in Units of the Trust may entail. During the life of the Trust, the value of the portfolio Securities and hence the Units will fluctuate and therefore the Redemption Price per Unit may be more or less than the price paid by the investor. Changes in the price of the Treasury Obligations and changes in the net asset value of the Fund Shares will affect the price of the Trust's Units.

    An investment in Units should be made with the understanding of the risks inherent in ownership of Fund Shares and Treasury Obligations.

       - You may lose money by buying Units in the Trust.

       - The general condition of the market may weaken.

    The stripped United States Treasury issued notes or bonds do not bear current interest. The value of the Treasury Obligations will fluctuate inversely with change in interest rates. The Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than securities of comparable quality which make periodic interest payments. See 'The Trust--Stripped U.S. Treasury Obligations' in Part B.

    The value of Fund Shares will change as the value of the underlying portfolio securities of the Fund increases or decreases. Among the principal risks of the Fund is market risk, which is the risk of losses from adverse changes in the stock market. Because the Fund invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Fund's net asset value. In addition, the Fund's investments in technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than other companies and the overall market. To the extent the Fund invests in debt and foreign securities, the Fund has interest rate risk, credit risk, foreign risk and currency risk. The Trust is 'concentrated' in Fund Shares, so you should be aware that the potential for capital appreciation or losses is directly related to the investment performance of the Fund itself. The Fund has not been structured to generate dividends and therefore dividend distributions by the Trust are likely to be insignificant. See 'The Trust--General Information Regarding the Fund--Additional Investment Policies and Practices--Fundamental Investment Policies.'

    Although the Trust is structured to return your initial purchase cost of a Unit through the distribution of the Treasury Obligations' maturity value on the Mandatory Termination Date of the Trust, you will have included the accrual of original issue discount on such Treasury Obligations in income for federal income tax purposes and will have paid federal income tax on this accrual. If you hold your Units to Trust maturity you may suffer a loss to the extent your purchase cost of a Unit exceeds $15.00 since the capital protection is limited to the aggregate maturity value per Unit of Treasury Obligations. Similarly, if you sell your Units before Trust maturity you may suffer a loss to the extent that the price you receive upon the sale of your Units is less than the purchase price of your Units.
                                      A-ii

    FOR ADDITIONAL RISK FACTORS RELATING TO INVESTMENT IN THE FUND SHARES HELD BY THE TRUST, SEE PART B OF THIS PROSPECTUS.

                               PORTFOLIO SUMMARY

    $33,300,000 face amount of Treasury Obligations maturing on November 15, 2014 and 70,152 Fund Shares were held in the Trust on October 7, 2002. The Treasury Obligations and the Fund Shares represented 89.8% and 10.2%, respectively, of the total of the aggregate offering side evaluation of Treasury Obligations in the Trust and the aggregate value of Fund Shares on October 7, 2002.
                                     A-iii

                                   FEE TABLE

    This Fee Table is intended to help you to understand the costs and expenses that you will bear directly or indirectly. See Part B--'Public Offering of Units' and 'Expenses and Charges.' Although the Trust is a unit investment trust rather than a mutual fund, this information is presented to permit a comparison of fees and an understanding of the costs and expenses that you pay.

                                                                                Amount per
                                                                               100 Units on
Unit Holder Sales Charges                                                     October 7, 2002
--------------------------------------------------------------------------  -------------------
Maximum Sales Charge......................................................        $ 51.55           5.00%*
Creation and Development Fee (maximum) (.25% per year)(c).................        $  2.45           2.25%
Maximum Sales Charge (including Creation and Development Fee).............                                      7.25%

     * Initial Sales Charge paid at purchase (as a percentage of public
       offering price)                                                            $ 32.05           3.11%(a)
       DSC paid in installments (as a percentage of Public Offering Price)        $ 19.50           1.89%(b)
                                                                                  -------
       Initial Sales Charge and DSC.......................................        $ 51.55                       5.00%
                                                                                  -------
                                                                                  -------
Annual Trust Operating Expenses (as a percentage of average net assets)
     Annual Trustee's Fee.................................................        $   .89            .09%
Other Operating Expenses (including Portfolio Supervision, Bookkeeping and
  Administrative Fees)....................................................        $  1.09            .11%
                                                                                  -------         ------
     Total(d).............................................................        $  1.98            .20%
                                                                                  -------         ------
                                                                                  -------         ------

                                    Example

                                                                                        Cumulative Expenses
                                                                                          Paid For Period:
                                                                                   ------------------------------
                                                                                   1 Year           3 Years
                                                                                   ------     -------------------
An investor would pay the following expenses on a $10,000 investment, assuming the Trust's operating expense ratio of 0.45% and a 5% annual return on the
  investment throughout the periods............................................    $ 145             $ 243

The Example assumes a redemption and reinvestment of all dividends and distributions and utilizes a 5% annual rate of return. For purposes of the Example, an annual reinvestment of the 5% annual return is assumed. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of the example.
---------------
(a) The Upfront Sales Charge is actually the difference between 5% and the Deferred Sales Charge ('DSC') ($.195 per Unit).

(b) The actual fee is $6.50 per quarter per 100 Units, irrespective of purchase or redemption price, deducted in 8 quarters of the Trust commencing August 1, 2001. If you sell, exchange or redeem Units before all of these deductions have been made, the balance of the Deferred Sales Charge will be deducted from the Unit proceeds..

(c) The Creation and Development Fee is a new charge that compensates the Sponsor for the creation and development of the Trust. This fee is a charge of .25% per year during the life of the Trust. The Trust accrues this fee monthly during the life of the Trust based on its net asset value on the last business day of each month and pays the Sponsor monthly. In connection with the Creation and Development Fee, in no event will the Sponsor collect over the life of the Trust more than 2.25% of a Unit Holder's initial investment. If you sell or redeem Units no additional Creation and Development Fee will be charged on those Units. For further information about this fee see 'Creation and Development Fee' later in this Prospectus.

(d) The estimates do not include the cost borne by Unitholders of purchasing and selling Securities.
                                      A-iv

                        SUMMARY OF ESSENTIAL INFORMATION
                  GOVERNMENT SECURITIES EQUITY TRUST SERIES 10
                             As of October 7, 2002

AGGREGATE MATURITY VALUE OF TREASURY OBLIGATIONS...........................................   $33,300,000.00
AGGREGATE NUMBER OF FUND SHARES............................................................           70,152
NUMBER OF UNITS............................................................................        2,220,000
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST REPRESENTED BY EACH UNIT........................    1/2,220,000th
     Aggregate offering side evaluation of Treasury Obligations in the Trust...............   $   19,496,817
     Aggregate value of Fund Shares**......................................................   $    2,216,803
     Aggregate other assets................................................................   $       211.32
                                                                                              --------------
     Total.................................................................................       21,734,752
                                                                                              --------------
     Divided by 2,220,000 Units............................................................   $         9.79
                                                                                              --------------
     Plus maximum sales charge of 5.00% of Public Offering Price plus the DSC, (5.263% of
     net amount invested in Securities)***.................................................   $          .52
     Less Deferred Sales Charge per Unit...................................................   $         .195
     Upfront Sales Charge per Unit.........................................................   $         .325
                                                                                              --------------
     Public Offering Price per Unit****....................................................   $        10.31
                                                                                              --------------
                                                                                              --------------
REDEMPTION AND SPONSOR'S SECONDARY MARKET REPURCHASE PRICE PER UNIT***** (based on the bid side evaluation of underlying Treasury Obligations and net asset value of the Fund Shares less the Deferred Sales Charge per Unit, $.74 less than the Public Offering Price per
  Unit)....................................................................................   $         9.57
QUARTERLY RECORD DATES: November 1, February 1, May 1, August 1
QUARTERLY DISTRIBUTION DATES: November 15, February 15, May 15, August 15, or as soon thereafter as possible.
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $2.50 per 100 Units.
TRUSTEE'S ANNUAL FEE AND ESTIMATED EXPENSES (including Evaluator's fee): $1.98 per 100
  Units.(D)
CREATION AND DEVELOPMENT FEE: $2.45 per 100 Units.
EVALUATOR'S FEE FOR EACH EVALUATION OF TREASURY OBLIGATIONS: $5.00
EVALUATION TIME: 4:00 P.M. New York Time or close of regular trading on the New York Stock
  Exchange
MANDATORY TERMINATION DATE: November 15, 2014(D)(D)
MINIMUM VALUE OF TRUST: The Indenture may be terminated if the value of the Trust is less than 40% of the aggregate maturity values of Treasury Obligations calculated after the most recent deposit of Treasury Obligations.
DEFERRED SALES CHARGE DEDUCTION DATES: The 1st day of each quarter commencing August 1,
  2001 through and including May 2003.
DATE OF DEPOSIT: July 18, 2000.*

                                                 (Footnotes appear on next page)
                                      A-v

  * The Date of Deposit. The Date of Deposit is the date on which the Trust Indenture and Agreement was signed and the initial deposit of Securities with the Trustee was made.

 ** Calculated by multiplying aggregate Fund Shares by the current net asset value per share (excluding any sales load on the Fund Shares).

*** The sales charge consists of an Upfront Sales Charge and a Deferred Sales Charge. The Upfront Sales Charge is computed by deducting the Deferred Sales Charge ($.195 per Unit) from the aggregate sales charge (a maximum of 5% of the Public Offering Price); thus on the date of this Summary of Essential Information, the Upfront Sales Charge is $.32 per Unit or 3.11% of the Public Offering Price. The Upfront Sales Charge is calculated based on the total sales charge at the time of purchase and added to the net asset value of a Unit and, therefore, may vary based on changes in the valuation of the Securities. The Upfront Sales Charge is included in the purchase price at the time of purchase and is reduced on purchases of $100,000 or more (see Part B--'Public Offering of Units--Volume Discount'). The Deferred Sales Charge is paid through reduction of the net asset value of the Trust by $6.50 per 100 Units on each Deferred Sales Charge Deduction Date through the sale of Fund Shares. After the initial offering period, Units may be available for purchase from the Sponsor at a price based upon the bid side evaluation of the Treasury Obligations plus the net asset value of Fund Shares plus a sales charge as set forth in Part B, 'Public Offering of Units--Volume Discount.' The total sales charge consists, after the initial offering period, of a sales charge based on the bid side evaluation of the Treasury Obligations plus the net asset value of Fund Shares calculated as set forth in Part B--Public Offering of Units--Secondary Market Sales Charge. The Upfront Sales Charge for a secondary market purchase will equal the difference between such total secondary market sales charge and any unpaid DSC remaining at the time of purchase. If a Unit Holder exchanges, redeems or sells his Units to the Sponsor prior to the last Deferred Sales Charge Deduction Date, the Unit Holder is obligated to pay any remaining Deferred Sales Charge, the amount of which will reduce the disposition proceeds.

 **** This Public Offering Price is computed as of October 7, 2002. This price may vary on the date of this Prospectus or any subsequent date.

*****This price is computed as of October 7, 2002. This price may vary on the date of this Prospectus or any subsequent date. It reflects deductions for remaining Deferred Sales Charge payments.

        (D) See: 'Expenses and Charges' herein. The fees accrue quarterly and are payable on each Distribution Date. Estimated distributions from the Fund on the Fund Shares are expected by the Sponsor to be sufficient to pay the estimated expenses of the Trust.

    (D)(D) The Trust may be terminated before the Mandatory Termination Date. See Part B--'Amendment and Termination of the Indenture--Termination.'

    For an explanation of the management fees paid by the Fund (as of November 30, 2001, 0.94% of Fund average net assets), see page B-10.

Special Characteristics of the Trust

    DISTRIBUTIONS: The Trustee will distribute dividends and 12b-1 fees relating to the Fund Shares received by the Trust (net of expenses) and return of capital, if any, on or shortly after each Quarterly Distribution Date to Unit Holders of record on the Record Date immediately before that Quarterly Distribution Date. (See Part B--'Rights of Unit Holders--Distributions.') We can not assure that there will be any amounts available for distribution to Unit Holders because the expenses of the Trust may exceed the dividend income and 12b-1 fees received by the Trust. Accrual of original issue discount on the Treasury Obligations will not be distributed on a current basis, although Unit Holders will be subject to income tax at ordinary income rates as if a current distribution of such amounts had been made. You may invest distributions from the Trust in additional Units of the Trust.

    PUBLIC OFFERING PRICE: The Public Offering Price of the Units of the Trust during the initial offering period is based on the net asset value of the underlying Fund Shares and the offer side evaluation of the Treasury Obligations in the Trust's Portfolio divided by the number of Units outstanding in the Trust, plus the applicable sales charge. A proportionate share of amounts, if any, in the Income Account is also added to the Public Offering Price. (See Part B--'Public Offering of Units--Public Offering Price.') The Upfront Sales Charge will vary with changes in the aggregate sales charge. After the initial public offering period, in the secondary market the Public Offering Price of the Units is computed by adding to the aggregate bid side evaluation of the Treasury Obligations the aggregate net asset value of Fund Shares in the Trust, dividing such sum by the number of Units outstanding and then adding a sales charge of 5% of the Public Offering Price (5.263% of the net amount invested). The Upfront Sales Charge for a secondary market purchase will equal the difference between such total secondary market sales charge and any unpaid DSC remaining at the time of purchase. Any money in the Income and Principal Accounts other than money required to redeem tendered Units will be added to the Public Offering Price.

    Unit holders investing the proceeds of distribution from a Series of National Equity Trust upon purchase of Units of the Trust, will be subject only to the Deferred Sales Charge on those Units. If a Unit Holder exchanges, redeems or sells his Units to the Sponsor before the last Deferred Sales Charge Deduction Date, the Unit Holder is obligated to pay any remaining Deferred Sales Charge.

    SECONDARY MARKET: The Sponsor, although not obligated to do so, presently intends to maintain a secondary market for the Units in the Trust as more fully described under Part B--'Public Offering of Units--Secondary Market.' If this market is not maintained, a Unit Holder will be able to dispose of his Units only by tendering his Units to the Trustee for redemption. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.') The Sponsor's Repurchase Price, like the Redemption Price, will reflect the deduction from the value of the underlying Securities of any unpaid amount of the Deferred Sales Charge. To the extent the entire Deferred Sales Charge has not been so deducted or paid at the time of redemption of the Units, the remainder will be deducted from the proceeds of redemption or in calculating an in-kind redemption.

    TRUST TERMINATION: The Trust will terminate on the Mandatory Termination Date unless terminated earlier.

    TERMINATION OPTIONS: You must notify the Trustee before the Termination Date of the Trust of the options(s) that you choose. You may elect one or more of the following two options.

    - Receipt of Securities 'in-kind'

    - Receipt of the cash value of the Unit

    You may invest the proceeds from the Treasury Obligations in Fund Shares by purchasing Fund Shares directly from the Fund at net asset value.

    Please see the Termination Options section for additional information about each option and for information about how the Trust will terminate.

                Report of Independent Accountants

To the Unit Holders, Sponsor and Trustee
Government Securities Equity Trust Series 10

In our opinion, the accompanying statement of financial condition, including the schedule of portfolio securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Government Securities Equity Trust Series 10 (the "Trust") at June 30, 2002, the results of its operations and the changes in its net assets for the period July 18, 2000 (date of deposit) through June 30, 2001 and the year ended June 30, 2002, and the financial highlights for the year ended June 30, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Trustee; our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by the Trustee, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2002 by correspondence with the Trustee, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
October 29, 2002
                                     A-1

                       STATEMENT OF FINANCIAL CONDITION

                 GOVERNMENT SECURITIES EQUITY TRUST SERIES 10

                               June 30, 2002

                               TRUST PROPERTY

Investments in Securities at market value
  (amortized cost $24,700,954) (Note (a) and
  Schedule of Portfolio Securities Notes (4) and (5))                     $19,907,283

Cash                                                                           27,744

           Total Assets                                                     19,935,027

Net Assets:

   Balance applicable to 2,180,000 Units of fractional undivided interest outstanding (Note (c)):

      Capital, plus less unrealized market depreciation of
        $4,793,671                                           $18,489,262

      Undistributed principal and net investment income
      (Note (b))                                               1,445,765


           Net assets                                                      $19,935,027

Net asset value per Unit ($19,935,027 divided by 2,180,000 Units)          $    9.1445

                   See notes to financial statements

                       STATEMENTS OF OPERATIONS


             GOVERNMENT SECURITIES EQUITY TRUST SERIES 10

                                                                       For the period
                                                                        July 18,2000
                                                 For the year        (date of deposit)
                                             ended June 30, 2002   through June 30, 2001
Investment income (Note (a)(2)):

   Interest                                       $ 904,906              $ 673,017

   Other income                                      24,255                  --

            Total Income                            929,161                673,017

Less Expenses:

   Creation and Development Fee                      53,835                 44,295

   Trust fees and expenses                           35,486                 22,249

  Total expenses                                     89,321                 66,544

            Investment income - net                 839,840                606,473

Net loss on investments:

   Realized loss on securities sold
     or redeemed                                 (1,788,238)              (204,629)

   Capital gain distributions received                 -                   477,692

   Change in net unrealized
      depreciation on investments                   (85,895)            (4,707,777)

            Net loss on investments              (1,874,133)            (4,434,714)


Net decrease in net assets resulting
   from operations                              $(1,034,293)           $(3,828,241)

                       See notes to financial statements

                     STATEMENTS OF CHANGES IN NET ASSETS

               GOVERNMENT SECURITIES EQUITY TRUST SERIES 10

                                                                          For the period
                                                                           July 18,2000
                                                 For the year           (date of deposit)
                                             ended June 30, 2002      through June 30, 2001
Operations:

   Investment income - net                         $ 839,840                 $ 606,473

   Realized loss on securities sold or
     redeemed                                     (1,788,238)                 (204,629)

   Capital gain distributions received                 -                       477,692

   Change in net unrealized market
depreciation                                         (85,895)               (4,707,777)

           Net decrease in net assets
             resulting from operations            (1,034,293)               (3,828,241)

Less Distributions to Unit Holders:

   Principal                                            -                     (478,240)


           Total distributions                           -                    (478,240)

Capital Share Transactions:

    Creation of 160,000 and 2,280,000 additional
       units, respectively                         1,553,623                26,822,372

    Redemption of 200,000 and 80,000 units,
      respectively                                (1,872,180)                 (793,880)

    Deferred Sales Charge                           (582,400)                     -

    Organizational costs payable from offering
  proceeds                                          (100,740)                     -

    Net investment loss on redemption                  2,080                     1,560

    Total capital share transactions                (999,617)               26,030,052

Net decrease in net assets                        (2,033,910)               21,723,571

Net assets:

   Beginning of period                            21,968,937                   245,366

   End of period (including undistributed
     principal and net investment income
     of $1,445,765 and $605,925)                $ 19,935,027              $ 21,968,937

                              See notes to financial statements

                              NOTES TO FINANCIAL STATEMENTS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 10

                                      June 30, 2002


(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust, which are in conformity with accounting principles generally accepted in the United States of
America:

(1)  Basis of Presentation

Bank of New York (the "Trustee") has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. Under the Securities Act of 1933 ("the Act"), as amended, Prudential Investment Management Services, LLC (the "Sponsor") is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of each Trust included in the Registration Statement under the Act and amendments thereto.

(2) Investments

Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the Zero Coupon Treasury Obligations, and by calculations based on the net asset value per share of the mutual fund, on the last day of trading during the period. The value on the date of initial deposit (July 18, 2000) and the cost of investments purchased thereafter represents the cost of investments to the Trust based on the offering evaluations and the net asset value per share, of the Treasury Obligations and mutual fund shares, respectively, as of the close of business on the date of initial deposit or purchase. The difference between the initial cost and face amount of the Treasury Obligations at the date of purchase is being amortized over the period to its maturity date using the interest method.

(3) Income Taxes

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

The Trust pays annual Trustee's fee, Evaluator's fees, Creation and Development fee, and may incur additional charges as explained under "Expenses and Charges - Fees" and "- Other Charges" in Part B of this Prospectus.
                                  A-5

                              NOTES TO FINANCIAL STATEMENTS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 10

                                      June 30, 2002


(b) DISTRIBUTIONS

Distributions from the income and principal accounts, if any, received by the Trust are made to Unit Holders on a quarterly basis and distributions of any net capital gains received in respect of the mutual fund shares will be made at least annually to Unit Holders of record. Income from the amortization of original issue discount on the Zero Coupon Treasury Obligations will not be distributed on a current basis. Upon termination of the Trust, the Trustee will distribute, upon surrender of Units for cancellation, to each Unit Holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Amendment and Termination of the Trust - Termination" herein.

(c) ORIGINAL COST TO INVESTORS

A reconciliation of the cost of Units to investors to the net amount applicable to investors as of June 30, 2002 follows:

Original cost to investors                                $28,492,356
Less:  Gross underwriting commissions (sales charge)       (1,424,618)
Net cost to investors                                      27,067,738
Net cost of subsequent deposits to investors                1,553,623
Cost of securities sold or redeemed,
  including interest accretion of $90,180                  (5,470,586)

Net unrealized market depreciation                         (4,793,671)

Accumulated interest accretion                              1,577,923

Net amount applicable to investors                       $ 19,935,027

                              NOTES TO FINANCIAL STATEMENTS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 10

                                      June 30, 2002

(d)  FINANCIAL HIGHLIGHTS

For the year ended June 30, 2002, the Trust has adopted the new requirement to present financial highlights as required by the AICPA Audit and Accounting Guide "Audits of Investment Companies". This requirement is prospective and the information presented below for the period ended June 30, 2001 was not restated.

                                                                       For the period
                                                                        July 18,2000
                                            For the year              (date of deposit)
                                        ended June 30, 2002         through June 30, 2001
Net asset value, beginning of year            9.8959

Income from investment operations
Net investment income                         0.3852
Net realized and unrealized gain
(loss)on investment transactions             (0.8232)

Total from investment operations             (0.4380)

Capital share transactions
Principal distributions                          -                         .2440
Deferred sales charge and
  organizational costs                        (.3134)                         -
                                              (.3134)                      .2440

Net asset value, end of period            $   9.1445                   $  9.8959

      Trust Units outstanding at end
        of period                          2,180,000                   2,220,000

      Total Return                             (4.71%)


      Ratios to Average Net Assets:
      Expenses                                  0.43%
      Net investment income                     4.01%

                                    A-7

                              NOTES TO FINANCIAL STATEMENTS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 10

                                      June 30, 2002
Port-
folio    Name of Issuer/Title of         Maturity Amount or       Market
 No.     Portfolio Security (1)          Number of Shares       Value (4)(5)

 1. Stripped United States Treasury
    Obligations Maturing 11/15/2014 (2)     $32,700,000          $16,490,283

 2. Shares of the Prudential Alliance
    Technology, Class A shares
    ($47.07 per Fund Share) (3)                  72,594            3,417,000

                                                                  $19,907,283

                      See notes to Schedule of Portfolio Securities

                                     A-8

<PAGE


                              NOTES TO FINANCIAL STATEMENTS

                       GOVERNMENT SECURITIES EQUITY TRUST SERIES 10

                                      June 30, 2002

(1) None of the Securities are redeemable by operation of optional call provisions.

(2) The Zero Coupon Treasury Obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such Securities are often referred to as zero coupon Securities). Over the life of the Treasury Obligations such discount accrues and upon maturity thereof the holders will receive 100% of the Treasury Obligation maturity amount thereof.

(3)  The mutual fund's investment advisor is Alliance Capital Management L.P.

(4) The market value of the Treasury Obligations as of June 30, 2002 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date. The market value of the mutual fund shares was calculated by multiplying the aggregate number of shares by the current net asset value per share as of the same date.

(5) At June 30, 2002, the net unrealized market depreciation of Securities was comprised of the following:

     Gross unrealized market appreciation         $ 704,815
     Gross unrealized market depreciation        (5,498,486)
     Net unrealized market depreciation         $(4,793,671)

     The amortized cost of the Securities for Federal income tax purposes was $24,700,954 at June 30, 2002.

                       GOVERNMENT SECURITIES EQUITY TRUST
                                   SERIES 10

                            ------------------------

                                  INTRODUCTION

    Prudential Securities Incorporated*, The Bank of New York (the'Trustee') and Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc. (the 'Evaluator') signed a Trust Indenture and Agreement and a related Reference Trust Agreement dated the Date of Deposit (collectively, the 'Indenture')** that created this series of the Government Securities Equity Trust under the laws of the State of New York.

                                   THE TRUST

Trust Formation

    The Trust was created simultaneously with the deposit of the Securities with the Trustee and the execution of the Indenture.

    With the deposit of the Securities in the Trust on the Date of Deposit, the Sponsor established a proportionate relationship between the maturity amounts of Treasury Obligations and the number of Fund Shares in the Portfolio. The Sponsor may, but is not obligated to, deposit additional Securities (including contracts together with an irrevocable letter of credit for the purchase thereof) in the Trust, receive in exchange therefor additional Units and offer such Units to the public by means of this Prospectus. Under the Indenture and Agreement, the Sponsor can deposit additional Securities and contracts to purchase additional Securities together with a letter of credit and/or cash or a letter of credit instead of cash. The Sponsor may then give instructions to the Trustee to purchase additional Securities in order to create additional Units. Any deposit of additional Securities and cash must replicate the portfolio exactly as it was immediately before that deposit.

    Since the Sponsor deposits cash or a letter of credit in lieu of cash and gives instructions to the Trustee to purchase additional Securities to create Additional Units, Units, including previously issued Units, may represent more or less of that Security and more or less of other Securities in the Portfolio of the Trust. This is because the price of a Security fluctuates between the time the cash is deposited and the time the cash is used to purchase the Security. As additional Units are issued by the Trust as a result of the deposit of additional Securities by the Sponsor, the aggregate value of the Securities in the Trust will be increased and the fractional undivided interest in the Trust represented by each Unit will be decreased.

    If any Units are redeemed by the Trustee, the number of Securities in the Trust will be reduced by an amount allocable to redeemed Units and the fractional undivided interest in the Trust represented by each unredeemed Unit will be increased. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust pursuant to the Indenture.

    Units will be sold to investors at the Public Offering Price next computed after receipt of the investor's order to purchase Units, if Units are available to fill orders on the day that such price is set. If Units are not available or are insufficient to fill the order (e.g., if demand for Units exceeds the Units available for sale and the Sponsor is not yet able to create additional Units) the investor's order will be rejected by the Sponsor. The number of Units available may be insufficient to meet demand because of the Sponsor's inability to or decision not to purchase and deposit Treasury Obligations of the required type and/or Fund Shares in amounts sufficient to maintain the proportionate relationship between maturity values of Treasury Obligations and numbers of Fund Shares of the Fund required to create additional Units. The Sponsor may, if unable to accept orders on any given day, offer to execute the order as soon as sufficient Units can be created. An investor will be deemed to place a new order for that number of Units each day until that order is accepted. The investor's order will then be executed, when Units are available, at the Public Offering Price next calculated after such continuing order is accepted. The investor will, of course, be able to revoke his purchase offer at any
------------
     * On July 1, 2001, Prudential Investment Management Services LLC (the 'Sponsor') replaced Prudential Securities Incorporated as Sponsor of the Trust. Prudential Securities Incorporated will continue to perform the portfolio supervisory services of the Trust.

    ** Reference is hereby made to said Indenture and any statements contained herein are qualified in their entirety by the provisions of said Indenture.

time before acceptance by the Sponsor. The Sponsor will execute orders to purchase in the order it determines that they are received, i.e., orders received first will be filled first.

    On a recent date the Trust consisted of the Securities listed under 'Schedule of Portfolio Securities.' Neither the Sponsor nor any affiliate of the Sponsor will be liable in any way for any default, failure or defect in any Securities.

Securities Selection

    In selecting Treasury Obligations for deposit in the Trust, the following factors, among others, were considered by the Sponsor:

   - the prices and yields of such securities and

   - the maturities of such securities.

    In selecting the Fund Shares for deposit in the Trust, the following factors, among others, were considered by the Sponsor:

   - the historical performance of the Fund and

   - the nature of the underlying Fund portfolio.

    The Trust consists of the Securities listed under 'Schedule of Portfolio Securities' herein as may continue to be held from time to time in the Trust, newly deposited Securities meeting requirements for creation of additional Units and undistributed cash receipts from the Fund and proceeds realized from the disposition of Securities.

Stripped U.S. Treasury Obligations

    The Treasury Obligations in the portfolio consist of United States Treasury Obligations which have been stripped by the United States Treasury of their unmatured interest coupons or such stripped coupons or receipts or certificates evidencing such obligations or coupons. The obligor with respect to the Treasury Obligations is the United States Government. Such Treasury Obligations may include certificates that represent rights to receive the payments that comprise a U.S. Government bond.

    U.S. Treasury bonds evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. The Treasury Obligations can be purchased at a deep discount because the buyer receives only the right to receive one fixed payment at a specific date in the future and does not receive any periodic interest payments. The effect of owning deep discount obligations which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest on a current basis. Investors should be aware that income in respect of the accrual of original issue discount on the Treasury Obligations, although not distributed on a current basis, will be subject to income tax on a current basis at ordinary income tax rates (see 'Tax Status of the Trust').

Alliance Technology Fund, Inc.

    The following disclosure concerning the Fund and its affiliates has been provided by Alliance Fund Distributors, Inc., the Fund's principal underwriter. While the Sponsor has not independently verified this information it has no reason to believe that this information is not correct in all material respects. No representation is made herein as to the accuracy or adequacy of such information. The Statement of Additional Information for the Fund contains information not included in this Prospectus and may be obtained from the Securities and Exchange Commission (File No. 811-03131). The Fund's prospectus is available to persons interested in purchasing Units of the Trust upon request.

    The portfolio of the Trust also contains the Fund's Class A shares (the 'Fund Shares'). On November 30, 2001, the net assets of the Fund relating to the Class A shares were approximately $1.9 billion. The investment adviser of the Fund is Alliance Capital Management L.P. (the 'Investment Adviser'). The Fund's principal underwriter is Alliance Fund Distributors, Inc. ('AFD').

    The Fund intends for each taxable year to qualify to be treated as a 'regulated investment company' under the Internal Revenue Code of 1986, as amended (the 'Code'). Such qualification relieves the Fund of Federal income tax liability on the part of its investment company taxable income and net realized capital gains which it timely distributes to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Unit Holders should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify to be treated as a 'regulated investment company.'

    It is the present policy of the Fund to distribute to shareholders all net investment income and to distribute realized capital gains. However, there is no fixed dividend rate and there can be no assurance that the Fund will pay any dividends or realize any capital gains. The amount of any dividend or distribution paid on shares of the Fund must necessarily depend upon the realization of income and capital gains from the Fund's investments.

    The Fund intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% Federal excise tax imposed on certain undistributed income of regulated investment companies.

    The State Street Bank and Trust Company (the 'Custodian') is the custodian of the Fund's assets. Alliance Global Investor Services, Inc. (the 'Transfer and Dividend Disbursing Agent') serves as the Fund's dividend disbursing and transfer agent.

General Information Regarding the Fund

    Any dividend or distribution by the Fund has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution (see 'Net Asset Value of The Fund Shares').

                        FINANCIAL HIGHLIGHTS OF THE FUND
           (for a share outstanding throughout the periods indicated)

    The following financial highlights contain selected data for a Fund Share, total investment return, ratios to average net assets and other supplemental data for the periods indicated. The information is based on data contained in the Fund's financial statements.

                                                                Income from
                                                           Investment Operations
                                                  ----------------------------------------
                                                                  Net Gains                         Less Dividends
                                                                  or Losses                        and Distributions
                                                                     on                       ---------------------------
                                                                 Securities                                 Distributions
                                   Net Asset         Net            (both                     Dividends       in Excess
                                     Value        Investment      realized      Total from     From Net        of Net
                                   Beginning        Income           and        Investment    Investment     Investment
     Fiscal Year or Period         of Period        (Loss)       unrealized     Operations      Income         Income
-------------------------------   ------------    ----------     -----------    ----------    ----------    -------------
Year ended 11/30/01............     $  95.32       $   (.82)(b)   $  (21.17)     $ (21.99)      $ 0.00         $  0.00
Year ended 11/30/00............       111.46          (1.35)(b)      (10.75)       (12.10)        0.00            0.00
Year ended 11/30/99............        68.60           (.99)(b)       49.02         48.03         0.00            0.00
Year ended 11/30/98............        54.44           (.68)(b)       15.42         14.74         0.00            0.00
Year ended 11/30/97............        51.15           (.51)(b)        4.22          3.71         0.00            0.00

                                                                                                                Net Assets
                                                                                                                  at End
                                 Distributions    Distributions        Total         Net Asset                      of
                                     from         in Excess of       Dividends         Value                      Period
                                    Capital          Capital            And           End of        Total         (000's
     Fiscal Year or Period           Gains            Gains        Distributions      Period      Return(a)      omitted)
-------------------------------  -------------    -------------    --------------    ---------    ---------     -----------
                                  <
Year ended 11/30/01............     $ (5.86)         $  (.42)         $  (6.28)      $  67.05       (24.90)%    $ 1,926,473
Year ended 11/30/00............       (4.04)            0.00             (4.04)         95.32       (11.48)       2,650,904
Year ended 11/30/99............       (5.17)            0.00             (5.17)        111.46        74.67        2,167,060
Year ended 11/30/98............        (.58)            0.00              (.58)         68.60        27.36          824,636
Year ended 11/30/97............        (.42)            0.00              (.42)         54.44         7.32          624,716

                                                Ratio of
                                                  Net
                                  Ratio of     Investment
                                  Expenses       Income
                                     to        (Loss) to     Portfolio
                                  Average       Average      Turnover
     Fiscal Year or Period       Net Assets    Net Assets      Rate
-------------------------------  ----------    ----------    --------
Year ended 11/30/01............      1.58%        (1.08)%        55%
Year ended 11/30/00............      1.50          (.98)         46
Year ended 11/30/99............      1.68         (1.11)         54
Year ended 11/30/98............      1.66         (1.13)         67
Year ended 11/30/97............      1.67          (.97)         51

---------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(b) Based on average shares outstanding.

Additional Investment Policies and Practices of the Fund

Options

    In seeking to attain its investment goal of capital appreciation, the Fund may supplement customary investment practices by writing covered call options and purchasing put and call options, including put options on market indices. Upon payment of a premium, a put option gives the buyer of such option the right to deliver a specified number of shares of a stock to the writer of the option on or before a fixed date, at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified number of shares of a specified stock on or before a fixed date, at a predetermined price, usually the market price at the time the contract is negotiated.

    The writing of call options will involve a potential loss of opportunity to sell securities at higher prices. In exchange for the premium received, the writer of a fully collateralized call option assumes the full downside risk of the securities subject to such option. In addition, the writer of the call gives up the gain possibility of the stock protecting the call. Generally the opportunity for profit from the writing of options is higher, and consequently the risks are greater, when the stocks involved are lower priced or volatile, or both. While an option that has been written is in force, the maximum profit that may be derived from the optioned stock is the premium less brokerage commissions and fees. The actual return earned by the Fund from writing a call option depends on factors such as the amount of the transaction costs and whether or not the option is exercised. Option premiums vary widely depending primarily on supply and demand.

    Writing and purchasing options are highly specialized activities and entail greater than ordinary investment risks. If an option purchased by the Fund is not sold and is permitted to expire without being exercised, its premium would be lost by the Fund. When calls written by the Fund are exercised, the Fund will be obligated to sell stocks below the current market price.

    The Fund will not write a call unless the Fund at all times during the option period owns either (a) the optioned securities, or securities convertible into or carrying rights to acquire the optioned securities, or (b) an offsetting call option on the same securities. It is the Fund's policy not to write a call option if the premium to be received by the Fund in connection with such option would not produce an annualized return of at least 15% of the then current market value of the securities subject to option (without giving effect to commissions, stock transfer taxes and other expenses of the Fund which are deducted from premium receipts). The actual return earned by the Fund from writing a call depends on factors such as the amount of the transaction costs and whether or not the option is exercised. Calls written by the Fund will ordinarily be sold either on a national securities exchange or through put and call dealers, most, if not all, of whom are members of a national securities exchange on which options are traded, and will in such cases be endorsed or guaranteed by a member of a national securities exchange or qualified broker-dealer, which may be Sanford C. Bernstein & Co., LLC, an affiliate of the Investment Adviser. The endorsing or guaranteeing firm requires that the option writer (in this case the Fund) maintain a margin account containing either corresponding stock or other equity as required by the endorsing or guaranteeing firm.

    In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased over the strike price by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security declined or remained the same or did not increase over the strike price during the period by more than the amount of the premium and commissions payable on exercise. By purchasing a put option, the Fund would be in a position to realize a gain, if during the option period, the price of the security declined below the strike price by an amount in excess of the premium paid and commissions payable on exercise. It would realize a loss if the price of the security increased or remained the same or did not decrease below the strike price during that period by more than the amount of the premium and commissions payable on exercise. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

    If the Fund desires to sell a particular security from its portfolio on which it has written an option, the Fund seeks to effect a 'closing purchase transaction' prior to, or concurrently with, the sale of the security. A closing purchase transaction is a transaction in which an investor who is obligated as a writer of an option terminates his obligation by purchasing an option of the same series as the option previously written. (Such a purchase does not result in the ownership of an option.) The Fund may enter into a closing purchase transaction to realize a profit on a previously written option or to enable the Fund to write another option on the underlying security with either a different exercise
                                      B-5
price or expiration date or both. The Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. The Fund may not, however, effect a closing purchase transaction with respect to an option after it has been notified of the exercise of such option.

    The Fund may dispose of an option which it has purchased by entering into a 'closing sale transaction' with the writer of the option. A closing sale transaction terminates the obligation of the writer of the option and does not result in the ownership of an option. The Fund realizes a profit or loss from a closing sale transaction if the premium received from the transaction is more than or less than the cost of the option.

    The Fund will not write a call option if, as a result, the aggregate of the Fund's portfolio securities subject to outstanding call options (valued at the lower of the option price or market value of such securities) would exceed 15% of the Fund's total assets. The Fund will not sell any call option if such sale would result in more than 10% of the Fund's assets being committed to call options written by the Fund which, at the time of sale by the Fund, have a remaining term of more than 100 days. The aggregate cost of all outstanding options purchased and held by the Fund will at no time exceed 10% of the Fund's total assets.

    The Fund may write covered call options and purchase put or call options in privately negotiated (i.e., over-the-counter) transactions. The Fund will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Investment Adviser, and the Investment Adviser has adopted procedures for monitoring the creditworthiness of such entities.

Options on Market Indices

    Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

    Through the purchase of listed index options, the Fund could achieve many of the same objectives as through the use of options on individual securities. Price movements in the Fund's portfolio securities probably will not correlate perfectly with movements in the level of the index, and therefore, the Fund would bear a risk of loss on index options purchased by it if favorable price movements of the hedged portfolio securities do not equal or exceed losses on the options or if adverse price movements of the hedged portfolio securities are greater than gains realized from the options.

Warrants

    The Fund may invest up to 10% of its total assets in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

Convertible Securities

    Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated 'Baa' or lower by Moody's Investor Service, Inc. ('Moody's') or 'BBB' or lower by Standard & Poor's Ratings Services ('S&P') or Fitch Ratings ('Fitch') and comparable unrated securities as determined by the Investment Adviser may share some or all of the risks of non-convertible debt securities with those ratings.
                                      B-6

Depository Receipts and Securities of Supranational Entities

    Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depository receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depository receipts. ADRs are depository receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depository receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. company. Generally, depository receipts in registered form are designed for use in the U.S. securities markets, and depository receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depository receipts of either type are deemed to be investments in the underlying securities.

    A supranational entity is an entity designed or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. 'Semi-governmental securities' are securities issued by entities owned by either a national, state or equivalent government or are obligations of one such government jurisdictions which are not backed by its full faith and credit and general taxing powers.

Foreign Securities

    Investing in securities of non-U.S. companies which are generally denominated in foreign currencies involves certain considerations comprising both risk and opportunity not typically associated with investing in U.S. companies. These considerations include:

       - changes in exchange rates and exchange control regulation;

       - political and social instability;

       - expropriation;

       - imposition of foreign taxes;

       - less liquid markets and less available information than are generally the case in the United States;

       - higher transaction costs;

       - less government supervision of exchanges and brokers and issuers;

       - difficulty in enforcing contractual obligations; and

       - lack of uniform accounting and auditing standards and greater price volatility.

    Additional risks may be incurred in investing in particular countries. The Fund will not purchase a foreign security if this purchase would cause 25% or more of the value of the Fund's total assets to be invested in foreign securities.

    The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, to the extent the Fund's investment portfolio includes such securities it may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties. Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

    The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. Investing in local markets may require the Fund to adopt special procedures, which may involve additional costs to the Fund. The liquidity of the Fund's investments in any country in which any of these factors exists could be affected and the Investment Adviser will monitor the effect of any such factor or factors on the Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

    Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

    The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability or diplomatic developments could affect adversely the economy of a foreign country or the Fund's investments in such country. In the event of expropriation, nationalization or other confiscation, the Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Illiquid Securities

    The Fund may invest up to 10% of its net assets in illiquid securities. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

    Because of the absence of a trading market for illiquid securities, the Fund may not be able to realize its full value upon sale. The Investment Adviser will monitor the liquidity of the Fund's investments in illiquid securities. Rule 144A securities will not be treated as 'illiquid' for purposes of this limit on investments if they meet certain liquidity guidelines established by the Fund.

    The Fund may not be able to sell its securities for which there is no ready market. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the Investment Adviser's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which the Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales on non-publicly traded foreign securities.

Lending of Portfolio Securities

    A principal risk in lending portfolio securities, as with other collateralized extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund will be exposed to the risk that the sale of any collateral realized upon the borrower's default will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Investment Adviser will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent
                                      B-8
collateral. Any such investment of cash collateral will be subject to the Fund's investment risks. The Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. The Fund may pay reasonable finders' administrative, and custodian fees in connection with a loan. The aggregate value of the securities loaned by the Fund may not exceed 30% of the value of the Fund's total assets.

Portfolio Turnover

    The Fund's portfolio turnover rate is included in the Financial Highlights section. The Fund is actively managed and, in some cases in response to market conditions, its portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

    Securities Ratings. The ratings of securities by S&P, Moody's and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

    Securities rated 'Aaa' by Moody's and 'AAA' by S&P and Fitch are considered to be of the highest quality; capacity to pay interest and repay principal is extremely strong. Securities rated 'Aa' by Moody's and 'AA' by S&P and Fitch are considered to be high quality; capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than exist with securities rated 'Aaa' or 'AAA'. Securities rated 'A' are considered by Moody's to possess adequate factors giving security to principal and interest. S&P and Fitch consider such securities to have a stong capacity to pay interest and repay principal. Such securities are more susceptible to adverse changes in economic conditions and circumstances than higher-rated securities.

    Securities rated 'Baa' by Moody's and 'BBB' by S&P and Fitch are considered to have an adequate capacity to pay interest and repay principal. Such securities are considered to have speculative characteristics and share some of the same characteristics as lower-rated securities. Sustained periods of deteriorating economic conditions or of rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities. Securities rated 'Ba' by Moody's and 'BB' by S&P and Fitch are considered to have speculative characteristics with respect to capacity to pay interest and repay principal. Assurance of interest and principal payments or of maintenance of other terms of the debt over any long period of time may be small.

    Securities rated 'Caa' by Moody's and 'CCC' by S&P and Fitch are of poor standing and there is a present danger with respect to payment of principal or interest. Securities rated 'Ca' by Moody's and 'CC' by S&P and Fitch are minimally protected, and default in payment of principal or interest is probable. Securities rated 'C' by Moody's, S&P and Fitch are in imminent default in payment of principal or interest and have extremely poor prospects of ever attaining any real investment standing. Securities rated 'D' by S&P and Fitch are in default.

Temporary Defensive Position

    For temporary defensive purposes, the Fund may invest in certain types of short-term, liquid, high grade debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper, other types of short-term debt securities including notes and bonds and short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies and supranational organizations. While the Fund is investing for temporary defensive purposes, it may not meet its investment objectives.

Future Developments

    The Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

Fundamental Investment Policies

    The following restrictions may not be changed without approval of a majority of the outstanding voting securities of the Fund, which means the vote of:

       - 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or

       - more than 50% of the outstanding shares, whichever is less.

    To maintain portfolio diversification and reduce investment risk, as a matter of fundamental policy, the Fund may not:

(i) with respect to 75% of its total assets, have such assets represented by other than: (a) cash and cash items, (b) securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, or (c) securities of any one issuer (other than the U.S. Government and its agencies or instrumentalities) not greater in value than 5% of the Fund's total assets, and not more than 10% of the outstanding voting securities of such issuer;

(ii) purchase the securities of any one issuer, other than the U.S. Government and its agencies or instrumentalities, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 25% of the value of the Fund's total assets, or (b) the Fund owns more than 25% of the outstanding securities of any one class of securities of such issuer;

(iii) concentrate its investments in any one industry, but the Fund has reserved the right to invest up to 25% of its total assets in a particular industry;

(iv) invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase at the time thereof would cause 10% or more of the value of the total assets of the Fund to be invested in the securities of such issuer or issuers;

(v) make short sales of securities or maintain a short position or write put options;

(vi) mortgage, pledge or hypothecate or otherwise encumber its assets, except as may be necessary in connection with permissible borrowings mentioned in investment restriction (xiv) listed below;

(vii) purchase the securities of any other investment company or investment trust, except when such purchase is part of a merger, consolidation or acquisition of assets;

(viii) purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate), commodities or commodity contracts;

(ix) purchase participations or other direct interests in oil, gas, or other mineral exploration or development programs;

(x) participate on a joint or joint and several basis in any securities trading account;

(xi) invest in companies for the purpose of exercising control;

(xii) purchase securities on margin, but it may obtain such short-term credits from banks as may be necessary for the clearance of purchases and sales of securities;

(xiii) make loans of its assets to any other person, which shall not be considered as including the purchase of portion of an issue of publicly-distributed debt securities, except that the Fund may purchase non-publicly distributed securities subject to the limitations applicable to restricted or not readily marketable securities and except for the lending of portfolio securities in certain circumstances;

(xiv) borrow money except for the short-term credits from banks referred to in paragraph (xii) above and except for temporary or emergency purposes and then only from banks and in an aggregate amount not exceeding 5% of the value of its total assets at the time any borrowing is made. Money borrowed by the Fund will be repaid before the Fund makes any additional investments;

(xv) act as an underwriter of securities of other issuers, except that the Fund may acquire restricted or not readily marketable securities under circumstances where, if sold, the Fund might be deemed to be an underwriter for
                                      B-10
     purposes of the Securities Act of 1933 (the Fund will not invest more than 10% of its net assets in aggregate in restricted securities and not readily marketable securities); and

(xvi) purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund, and those employees of the Investment Adviser, who each owns beneficially more than one-half of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer.

    Whenever any investment policy or restriction states a minimum or maximum percentage of the Fund's assets which may be invested in any security or other asset, it is intended that such minimum or maximum percentage limitation be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any later increase or decrease in percentage beyond the specified limitations resulting from a change in values or net assets will not be considered a violation of this percentage limitation. In the event that the aggregate of restricted and not readily marketable securities exceeds 10% of the Fund's net assets, the management of the Fund will consider whether action should be taken to reduce the percentage of such securities.

    In connection with the qualification or registration of the Fund's shares for sale under the securities laws of certain states, the Fund has agreed, in addition to the foregoing investment restrictions, that it will not invest in the securities of any issuer which has a record of less than three years of continuous operation (including the operation of any predecessor) if such purchase at the time thereof would cause more than 5% of the value of the Fund's total assets to be invested in the securities of such issuer or issuers. The Fund may not purchase or sell real property (including limited partnership interests but excluding readily marketable interests in real estate investment trusts, or readily marketable securities of companies which invest in real estate), commodities or commodity contracts. In addition, the Fund may not invest in mineral leases.

Net Asset Value of The Fund Shares

    The Fund's net asset value or NAV is calculated at 4:00 p.m., Eastern Time, each day the New York Stock Exchange is open. The Fund's NAV is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading. The Fund values its portfolio securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Fund's directors believe accurately reflect fair market value.

    The Board of Directors has delegated to the Investment Adviser certain of the Board's duties with respect to the following procedures. Readily marketable securities listed on the New York Stock Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors. Readily marketable securities not listed on the New York Stock Exchange or on a foreign securities exchange but listed on other United States national securities exchanges or traded on The Nasdaq Stock Market, Inc. are valued in like manner. Portfolio securities traded on the New York Stock Exchange and on one or more foreign or other national securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

    Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market, and securities listed on a U.S. national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices as reported by Nasdaq or, in the case of securities not quoted by Nasdaq, the National Quotation Bureau or another comparable sources.

    Listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

    Open future contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price will be used.

    U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Directors determines that this method does not represent fair value).

    Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities.

    All other assets of the Fund are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors.

    Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. The Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the New York Stock Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

    The Board of Directors may suspend the determination of the Fund's net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when:

       - the Exchange is closed, other than customary weekend and holiday closings,

       - an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or

       - for the protection of shareholders the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

The Fund's Management

    The Fund's investment adviser is Alliance Capital Management L.P. ('Alliance' or the 'Investment Adviser'), which is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, NY 10105. The Investment Adviser has been retained under an investment advisory agreement (the 'Advisory Agreement') to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Board of Directors.

    Alliance is a leading international investment adviser managing client accounts with assets as of September 30, 2001 totaling more than $421 billion (of which approximately $163 billion represented the assets of investment companies). As of September 30, 2001, Alliance managed retirement assets for many of the largest public and private employee benefit plans (including 37 of the nation's Fortune 100 companies), for public employee retirement funds in 44 states, for investment companies, and for foundations, endowments, banks and insurance companies worldwide. The 50 registered investment companies managed by Alliance comprising 139 separate investment portfolios currently have approximately 7.1 million shareholder accounts.

    Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended, is a Delaware limited partnership, of which Alliance Capital Management Corporation ('ACMC'), an indirect wholly-owned subsidiary of AXA Financial, Inc. ('AXA Financial'), is the general partner. As of December 31, 2001, Alliance Capital Management Holding L.P. ('Alliance Holding') owned approximately 30% of the outstanding units of limited partnership interest in Alliance ('Alliance Units'). ACMC is the general partner of Alliance Holding, whose equity interests are traded on the New York Stock Exchange, Inc. in the form of units ('Alliance Holding Units'). As of

December 31, 2001, AXA Financial, together with certain of its wholly-owned subsidiaries, including ACMC, beneficially owned approximately 2% of the outstanding Alliance Holding Units and 52% of the outstanding Alliance Units. AXA Financial, a Delaware corporation, is a wholly-owned subsidiary of AXA, a French Company.

    Alliance provides investment advisory and order placement facilities for the Fund. Under its Advisory Agreement, the Fund paid Alliance as a percentage of average daily net assets 0.94% for the fiscal year ending November 30, 2001.

    Under the Advisory Agreement, amended as of February 15, 2000, the Fund pays a quarterly fee to the Investment Adviser, payable for the preceding quarter on the first business day of January, April, July and October, equal to the following percentages of the value of the Fund's aggregate net assets at the close of business on the last business day immediately preceding such payment date: 1/4 of 1.00% of the first $10 billion, 1/4 of .975% of the next $2.5 billion, 1/4 of .95% of the next $2.5 billion, 1/4 of .925% of the next $2.5 billion, 1/4 of .90% of the next $2.5 billion, 1/4 of .875% of the next $2.5 billion and 1/4 of .85% of such assets in excess of $22.5 billion.

    The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Investment Adviser, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Investment Adviser or its affiliates and, in such event, the services will be provided to the Fund at cost and the payments therefor must be specifically approved by the Fund's Board of Directors.

    For the fiscal year ended November 30, 2001, 2000 and 1999, the Investment Adviser received from the Fund advisory fees of $68,307,137, $115,593,671, and $52,868,775, respectively.

    The following table lists the person or persons who are primarily responsible for the day-to-day management of the Fund's portfolio, the length of time that each person has been primarily responsible, and each person's principal occupation during the past five years.

                                                                                   Principal Occupation
                                                                                          During
      Employee             Year                      Title                          the Past Five Years
---------------------   -----------   -----------------------------------   -----------------------------------
Gerald T. Malone.....   since 1992    Senior Vice President of ACMC         Associated with the Investment
                                                                            Adviser in substantially similar
                                                                            capacity as his current position

The Fund's Plan of Distribution

    The Fund has entered into a Distribution Services Agreement (the 'Agreement') with Alliance Fund Distributors, Inc., the Fund's principal underwriter ('AFD') to permit AFD to distribute the Fund's shares and to permit the Fund to directly or indirectly pay distribution service fees to defray expenses associated with the distribution of its shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule l2b-1 adopted by the Securities and Exchange Commission under the Act (the 'Plan').

    The Plan provides that AFD will use the distribution services fee received from the Fund in its entirety for payments to:

       - compensate broker-dealers or other persons for providing distribution assistance,

       - to otherwise promote the sale of shares of the Fund, and

       - compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders.

    In this regard, some payments under the Plan are used to compensate financial intermediaries with trail or maintenance commissions in an amount equal to .25%, annualized, with respect to Fund Shares of the assets maintained in the Fund by their customers. The Plan also provides that the Investment Adviser may use its own resources to finance the distribution of the Fund's shares.

    The Fund is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. With respect to Fund Shares, distribution expenses accrued by AFD in one fiscal year may not be paid from distribution services fees received from the Fund in subsequent fiscal years.

    Under the Agreement, the Treasurer of the Fund reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Directors of the Fund on a quarterly basis. Also, the Agreement provides that the selection and nomination of Directors who are not interested persons of the Fund (as defined in the Act) are committed to the discretion of such disinterested Directors then in office.

    During the Fund's fiscal year ended November 30, 2001, the Fund paid distribution services fees for expenditures under the Agreement to AFD with respect to Fund Shares in amounts aggregating $6,704,757, which constituted .30% annualized of the Fund's aggregate average daily net assets attributable to the Fund Shares during the period, and the Investment Adviser made payments from its own resources aggregating $5,524,060. Of the $12,228,817 paid by the Fund and the Investment Adviser under the Plan, $202,547 was spent on advertising, $213,880 on the printing and mailing of prospectuses for persons other than current shareholders, $6,938,670 for compensation to broker-dealers and other financial intermediaries (including $1,124,062 to AFD), $854,607 for compensation to sales personnel and $4,019,113 was spent on printing of sales literature, due diligence, travel, entertainment and other promotional expenses.

Fund Risk Factors

    The Fund's Shares may appreciate or depreciate in value (or pay dividends) depending on the full range or economic and market influences affecting the securities in which the Fund is invested and the success of the Fund's management in anticipating or taking advantage of such opportunities as they may occur. The risk of investing in the securities include:

       - general economic conditions,

       - market factors, and

       - currency exchange rates.

    In addition, in the event of the inability of the investment adviser to act and/or claims or actions against the Fund by regulatory agencies or other persons or entities, the value of the Fund Shares may decline thereby causing a decline in the value of Units. Termination of the Fund before the Termination Date of the Trust may result in the termination of the Trust sooner than anticipated. Before a purchase of Units, you should determine that the aforementioned risks are consistent with your investment objectives.

    The price of the Fund Shares will fluctuate as the daily prices of the individual securities in which it invests fluctuate, so that Fund Shares, when redeemed, may be worth more or less than their original cost. With respect to investments in foreign currency denominated securities, these fluctuations may be magnified by changes in foreign exchange rates. Investment in the Fund involves risks not associated with investment companies that invest solely in securities of U.S. issuers. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objective the Fund may at times use certain types of investment derivatives, such as:

       - options, futures, forwards, and swaps.

    These involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments.

    All Fund investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities.

    Additionally, investment decisions made by the Fund's investment adviser will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

Fund Distributions and Taxes

    For federal income tax purposes, the Fund's dividend distributions of net income (or short-term taxable gains) will be taxable to you as ordinary income. Distributions of long-term capital gains generally will be taxable to you as long-term capital gains. A Fund's distributions also may be subject to certain state and local taxes.

    While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization
                                      B-14
by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains.

    Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to 'pass through' to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that the Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

    Under certain circumstances, if the Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero, any further returns of capital will be taxable as capital gain. See the Fund's Statement of Additional Information for a further explanation of these tax issues.

Risk of Investment in Units

    There can be no assurance that the objectives of the Trust will be met. The net asset value of the Fund's Shares, like the value of the Treasury Obligations, will fluctuate over the life of the Trust. An investment in Units of the Trust should be made with an understanding of the risks inherent in ownership of Fund Shares and Treasury Obligations. However, the Sponsor believes that, upon termination of the Trust, on the Mandatory Termination Date, even if the Fund Shares are worthless, the Treasury Obligations will provide sufficient cash at maturity to equal $15.00 per Unit. Part of such cash will, however, represent the accrual of taxable original issue discount on the Treasury Obligations.

    A UNIT HOLDER PURCHASING A UNIT ON THE DATE OF THIS PROSPECTUS OR THEREAFTER MAY RECEIVE TOTAL DISTRIBUTIONS, INCLUDING DISTRIBUTIONS MADE UPON TERMINATION OF THE TRUST, THAT ARE LESS THAN THE AMOUNT PAID FOR A UNIT.

    Sales of Securities in the Portfolio under certain permitted circumstances may result in an accelerated termination of the Trust. It is also possible that, in the absence of a secondary market for the Units or otherwise, redemptions of Units may occur in sufficient numbers to reduce the portfolio to a size resulting in such termination. In addition, the Trust may be terminated if the net asset value of the Trust is less than 40% of the aggregate maturity values of the Treasury Obligations calculated immediately after the most recent deposit of Treasury Obligations in the Trust (see 'Amendment and Termination of the Indenture--Termination'). Early termination of the Trust may have important consequences to you; e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment, or the overall return on investment may be less than anticipated, and may result in a loss to you.

    In the event of the early termination of the Trust, the Trustee will cause the Fund Shares to be sold and the proceeds of the sales distributed to you in proportion to your respective interests in the proceeds, unless you elect to receive Fund Shares 'in kind' (see 'Amendment and Termination of the Indenture--Termination'). Proceeds from the sale of the Treasury Obligations will be paid in cash.

    The Trustee will have no power to vary the investments of the Trust, i.e., the Trustee will have no managerial power to take advantage of market variations to improve an investment but may dispose of Securities only under limited circumstances (see 'Sponsor--Responsibility').

    The Sponsor will receive a sales charge on all Units sold. In addition, the Indenture requires the Trustee to vote all Fund Shares held in the Trust in the same manner and ratio on all proposals as the vote of owners of Fund Shares not held by the Trust.

Litigation

    To the best of the Sponsor's knowledge there was no litigation pending in respect of any Security which might reasonably be expected to have a material adverse effect on the Trust. At any time after the date hereof, litigation may be
                                      B-15
instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust.

The Units

    On a recent date, each Unit represented a fractional undivided interest in the Securities and the net income of the Trust set forth under 'Summary of Essential Information.' Thereafter, if any Units are redeemed by the Trustee, the amount of Securities in the Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each Unit in the balance will be increased, although the actual interest in the Trust represented by each Unit will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by any Unit Holder (which may include the Sponsor) or until the termination of the Trust itself (see 'Rights of Unit Holders--Tender of Units for Redemption' and 'Amendment and Termination of the Indenture--Termination').

                            TAX STATUS OF THE TRUST

    The following discussion is a summary of certain material federal income tax consequences to 'U.S. Holders' of Units (generally U.S. citizens or residents, corporations formed or organized under U.S. law or trusts or estates that are considered 'United States persons'). This discussion is based upon laws, regulations, rulings and decisions currently in effect, all of which are subject to change, retroactively or prospectively.

    This discussion does not apply to persons other than U.S. Holders and may not apply to certain categories of U.S. Holders subject to special treatment under the Internal Revenue Code of 1986, as amended (the 'Code'), such as passthrough entities, dealers or traders in securities or currencies, banks, insurance companies or other U.S. Holders that do not hold the Units as capital assets, persons whose 'functional currency' is not the U.S. dollar, tax-exempt entities, and persons that hold Units as a position in a straddle or as part of a 'hedging', 'integrated', 'constructive sale' or 'conversion' transaction. Moreover, the discussion summarizes only federal income tax consequences and does not address any state, local or other tax consequences.

    PROSPECTIVE INVESTORS ARE URGED TO CONSULT THEIR OWN TAX ADVISORS TO DETERMINE THE SPECIFIC TAX CONSEQUENCES OF UNITS TO THEM, INCLUDING ANY TAX RETURN FILING OR OTHER TAX REPORTING REQUIREMENTS.

    In the opinion of Cahill Gordon & Reindel, counsel for the Sponsor, under existing law:

    The Trust is not an association taxable as a corporation for United States federal income tax purposes. Income of the Trust will be treated as income of the Unit Holders in the manner set forth below. You will be considered the owner of a pro rata portion of each asset of the Trust under the grantor trust rules of Sections 671-678 of the Internal Revenue Code of 1986, as amended (the 'Code'). You should determine the initial tax basis for each asset represented by your Units purchased solely for cash by allocating the total cost of the Units, including the Upfront Sales Charge, among the assets represented by your Units in proportion to the relative fair market values of those assets on the date you purchased your Units.

    You will be required to include in your gross income, as determined for federal income tax purposes, original issue discount with respect to your pro rata portion of the Treasury Obligations held by the Trust at the same time and in the same manner as though you were the direct owner of such pro rata portion. You will be considered to have received the distributions paid on your pro rata portion of the Fund Shares held in the Trust (including such portion of such distributions used to pay fees and expenses of the Trust) when such distributions are received or deemed to be received by the Trust. If you itemize deductions you will be entitled to an itemized deduction for your pro rata share of fees and expenses paid by the Trust as though such fees and expenses were paid directly by you, but only to the extent that this amount together with your other miscellaneous deductions exceeds 2% of your adjusted gross income. A corporate Unit Holder will not be subject to this 2% floor. The proceeds actually received by you upon termination of the Trust, redemption of Units or sale of Fund Shares will reflect the actual amounts paid to you, net of the Deferred Sales Charge and the Creation and Development Fee. The relevant tax reporting forms sent to you will reflect the actual amount paid to you after deduction for the Deferred Sales Charge and the Creation and Development Fee. Accordingly, you should not increase the total cost for your Units by the amount of the Deferred Sales Charge or the Creation and Development Fee.

    Your interest in each Treasury Obligation is treated as an interest in an original issue discount obligation. The original issue discount on each Treasury Obligation will be taxed as ordinary income for federal income tax purposes and will be
                                      B-16
equal to the excess of the maturity value of your interest in the Treasury Obligation over its cost to you. You will be required to include in gross income for each taxable year a portion of this original issue discount and will be subject to income tax thereon even though the income is not distributed. Original issue discount is treated for federal income tax purposes as income earned under a constant interest formula which takes into account the semi-annual compounding of accrued interest, resulting in an increasing amount of original issue discount accruing in each year. The tax basis of a Unit Holder with respect to his interest in a Treasury Obligation will be increased by the amount of original issue discount thereon properly included in his gross income as determined for federal income tax purposes.

    You will have a taxable event when a Security is disposed of (whether by sale, exchange, redemption, or payment at maturity) or when you redeem for cash or sell your Units. The total tax cost of each Unit (including the Upfront Sales Charge) must be allocated among the assets held in the Trust in proportion to the relative fair market values thereof on the date you purchase your Units.

    The amount of gain recognized by you on a disposition of Fund Shares or Treasury Obligations by the Trust will be equal to the difference between your pro rata portion of the gross proceeds realized by the Trust on the disposition and your tax basis in your pro rata portion of the Fund Shares or Treasury Obligation disposed of, determined as described in the preceding paragraphs. Any such gain recognized on a sale or exchange and any such loss will be capital gain or loss. Any capital gain or loss arising from the disposition of your pro rata interest in a Security will be long-term capital gain or loss if you have held your Units and the Trust has held the Security for more than one year. A capital loss due to sale or redemption of your interest with respect to Fund Shares held in the Trust will be treated as a long-term capital loss to the extent of any long-term capital gains derived by you from such interest if you have held such interest for six months or less. The holding period for this purpose will be determined by applying the rules of Sections 246(c)(3) and (4) of the Code. Under the Code, capital gain of individuals, estates and trusts from Securities held for more than 1 year generally is subject to a maximum nominal tax rate of 20%. Net capital gain may result in a disallowance of itemized deductions and/or affect a personal exemption phase-out.

    If you sell or redeem a Unit for cash you are deemed thereby to have disposed of your entire pro rata interest in all Trust assets represented by the Unit and will have taxable gain or loss measured by the difference between your per Unit tax basis for such assets, as described above, and the amount realized.

    Under the position taken by the Internal Revenue Service in Revenue Ruling 90-7, a distribution by the Trustee to a Unit Holder (or to his agent) of his pro rata share of the Fund Shares in kind upon termination of the Trust will not be a taxable event to the Unit Holder. Such Unit Holder's basis for Fund Shares so distributed (other than any Fund Shares purchased with his pro rata share of the proceeds of Treasury Obligations) will be equal to his basis for the same Fund Shares (previously represented by his Units) prior to such distribution and his holding period for such Fund Shares will be the shorter of the period during which he held his Units and the period for which the Securities were held in the Trust. A Unit Holder will have a taxable gain or loss, which will be a capital gain or loss, when the Unit Holder disposes of such Securities in a taxable transfer.

    An exchange of Units pursuant to the Exchange Option will constitute a 'taxable event' under the Code. You will recognize gain or loss at the time of the exchange. However, if you exchange Units for units of any series of the Exchange Trusts which are grantor trusts for United States federal income tax purposes, the Internal Revenue Service may seek to disallow any loss incurred upon this exchange to the extent that:

       - the underlying securities in each trust are substantially identical, and

       - the purchase of units of an Exchange Trust takes place less than thirty-one days after the sale of the Units.

    You are advised to consult your own tax advisor as to the tax consequences of exchanging Units in your particular case. In particular, Unit Holders who exchange Units of this Series of the Government Securities Equity Trust for units of any other series of Exchange Trusts within 91 days of acquisition of the Units should consult their tax advisors as to the possible application of
Section 852(f) of the Code to the exchange.

    You will be requested to provide your taxpayer identification number to the Trustee and to certify that you have not been notified that payments to you are subject to back-up withholding. If your identification number and an appropriate certification are not provided as required, a 31% back-up withholding will apply.

    As of the end of each calendar year, the Trustee will furnish to you an annual statement containing information relating to the dividends (including capital gain dividends) received or deemed received, rebated 12b-1 fees received from
                                      B-17
the Sponsor, discount accrued on the Securities, the proceeds received by the Trust from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Trust of any Security), and the fees and expenses paid by the Trust.

                                RETIREMENT PLANS

    Units of the Trust may be suitable for purchase by Individual Retirement Accounts, Keogh Plans, pensions funds and other qualified retirement plans. If you are considering participation in any such plan you should review the laws specifically related thereto and you should consult your attorney or adviser with respect to the establishment and maintenance of any such plan.

                            PUBLIC OFFERING OF UNITS

Public Offering Price

    The Public Offering Price of the Units is calculated on each business day by the following formula:

       - adding the aggregate offering side evaluation of the Treasury Obligations and the aggregate net asset value of Fund Shares in the Trust and other Trust assets,

       - less Trust expenses, and

       - dividing this sum by the number of Units outstanding, and then

       - adding a sales charge as set forth in the table under 'Volume
Discount.'

    Money in the Income and Principal Accounts other than money required to redeem previously tendered Units will be added to the Public Offering Price.

    After the initial public offering period, the Public Offering Price of the Units will be computed by:

       - adding the aggregate bid side evaluation of the Treasury Obligations and the aggregate net asset value of Fund Shares in the Trust and other Trust assets,

       - less Trust expenses, and

       - dividing this sum by the number of Units outstanding and then

       - adding a sales charge as set forth in the table under 'Volume
Discount,'

    The Public Offering Price on the date of this Prospectus or on any subsequent date will vary from the Public Offering Price set forth in the 'Summary of Essential Information' in accordance with fluctuations in the value of the Treasury Obligations and net asset value of the Fund Shares in the Trust.

    The Public Offering Price shall be determined for the Trust by the Evaluator in the following manner:

       - the aggregate value of the Units shall be determined during the initial offering period on the basis of the offering prices of the Treasury Obligations (determined by the Evaluator) and the net asset value of the Fund Shares as determined by the Fund, and

       - following the initial offering period on the basis of the bid prices for the Treasury Obligations (determined by the Evaluator) and the net asset value of the Fund Shares as determined by the Fund.

Sales Charge

    The sales charge consists of an Upfront Sales Charge and a Deferred Sales Charge. The Upfront Sales Charge is computed by deducting the Deferred Sales Charge from the aggregate sales charge. The Upfront Sales Charge is added to the purchase price at the time of purchase. The Deferred Sales Charge will be paid through quarterly deductions of $6.50 per 100 Units resulting from the sale of Fund Shares commencing on the first Deferred Sales Charge Deduction Date as shown in the Summary of Essential Information. To the extent the entire Deferred Sales Charge has not been so deducted at the time of repurchase, redemption or exchange of the Units, any unpaid amount will be deduced from the proceeds or in calculating an in kind distribution. For purchases of Units with a value of $100,000 or more, the sales charge is the amount shown below under 'Volume Discount.' Unit Holders acquiring Units of the Trust pursuant to an exchange of units of a different unit investment trust will be subject to a reduced sales charge which may include an initial sales charge at the time of the exchange and a Deferred Sales Charge.

Public Distribution

    During the initial public offering period Units will be distributed to the public by the Sponsor and through dealers at the Public Offering Price, calculated on each business day. The initial public offering period may be extended by the Sponsor so long as additional deposits are being made or Units remain unsold. Upon termination of the initial offering period, in each case, unsold Units or Units acquired by the Sponsor in the secondary market referred to below may be offered to the public by this Prospectus at the then current Public Offering Price calculated daily.

    The Sponsor intends to qualify Units in states selected by the Sponsor for sale by the Sponsor and through dealers who are members of the National Association of Securities Dealers, Inc. Sales to dealers will be made at prices which include a concession of 65%-78% of the total sales charge per Unit, but subject to change from time to time at the discretion of the Sponsor (such price does not include volume purchase discounts, which are available only to non-dealer purchasers). The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

    Sales by a dealer will be aggregated with the dealer receiving the greatest concession level for all Units sold by this dealer up to a maximum of 78% of the sales load.

Secondary Market

    While not obligated to do so, it is the Sponsor's present intention to maintain a secondary market for Units. If the Sponsor maintains the market it will offer to repurchase Units from you at the Sponsor's Repurchase Price (see 'Summary of Essential Information' in Part A).

    The Sponsor's Repurchase Price is computed by:

       - adding to the aggregate of the bid side evaluation of the Treasury Obligations, and

       - cash on hand in the Trust and dividends receivable on Fund Shares (other than cash deposited by the Sponsor for the purchase of Securities),

    The Sponsor will then deduct:

       - amounts required to redeem previously tendered Units and amounts required for distribution to Unit Holders of record as of a date before the evaluation,

       - accrued expenses of the Trustee, Evaluator, and counsel,

       - taxes and governmental charges, if any,

       - any Deferred Sales Charge balance, and

       - any Reserve Account and then dividing the resulting sum by the number of Units outstanding, as of the date of such computation.

    There is no sales charge incurred if you sell Units back to the Sponsor other than the payment of any Deferred Sales Charge balance payable. Any Units repurchased by the Sponsor at the Sponsor's Repurchase Price may be reoffered to the public by the Sponsor at the then current Public Offering Price. Any profit or loss resulting from the resale of these Units will be for the account of the Sponsor.

    If the supply of Units exceeds demand (or for any other business reason), the Sponsor may, at any time, occasionally, from time to time, or permanently, discontinue the repurchase of Units. In such event, if you wish to dispose of your Units you may redeem your Units through the Trustee or the Sponsor may offer to repurchase Units at the 'Redemption Price', a price based on the current bid prices for the Treasury Obligations and the net asset value of the Fund Shares. (See 'Rights of Unit Holders--Tender of Units for Redemption--Computation of Redemption Price per Unit.')

Profit of Sponsor

    The Sponsor receives a sales charge on the Units as indicated herein in the chart below under 'Volume Discount.' The Sponsor will receive payments from AFD based on the amount of Units sold. On the sale of Units to dealers, the Sponsor will retain the difference between the dealer concession and the sales charge (see 'Public Distribution').
                                      B-19

    The Sponsor may also realize a profit (or sustain a loss) on the deposit of the Treasury Obligations in the Trust representing the difference between the cost of the Treasury Obligations to the Sponsor and the cost of the Treasury Obligations to the Trust. The Sponsor will deposit all Fund Shares into the Trust at net asset value. During the initial offering period, to the extent additional Units continue to be issued and offered for sale to the public, the Sponsor may realize additional profit (or sustain a loss) due to daily fluctuations in the offering prices of the Treasury Obligations and in the net asset value of the Fund Shares in the Trust and thus in the Public Offering Price of Units received by the Sponsor. Cash, if any, received by the Sponsor from the Unit Holders prior to the settlement date for purchase of Units or before the payment for Securities upon their delivery may be used in the Sponsor's business to the extent permitted by applicable regulations and may be of benefit to the Sponsor. The Sponsor may also realize profits (or sustain losses) while maintaining a secondary market in the Units, in the amount of any difference between the prices at which the Sponsor buys Units and the prices at which the Sponsor resells such Units or the prices at which the Sponsor redeems such Units, as the case may be.

    The Sponsor may also realize a profit through the receipt of the Creation and Development Fee. This fee compensates the Sponsor for the creation and development of the Trust's objective and policies, Portfolio composition and the size and selection of service providers and information services. No portion of the Creation and Development Fee is applied to the payment of distribution expenses or as compensation for sales efforts.

Volume Discount

    Although under no obligation to do so, the Sponsor intends to permit volume purchasers of Units to purchase Units at a reduced sales charge. The Sponsor may at any time change the amount by which the sales charge is reduced. The Sponsor may also discontinue the discount altogether.

    The sales charge for the Trust will be reduced pursuant to the following schedule for sales to any person of Units with a value of $100,000 or more. The sales charge in the secondary market consists of an Upfront Sales Charge and the remaining portions of the Deferred Sales Charge. The sales charge will not be less than the remaining portion of the Deferred Sales Charge.

                                                                                                          Secondary Market
                                                                 Primary Market                             Sales Charge
                                                 -----------------------------------------------    -----------------------------
                                                   Percent of       Percent of       Deferred         Percent of       Percent of
                                                 Public Offering    Net Amount     Sales Charge     Public Offering    Net Amount
Purchases                                             Price          Invested     per 100 Units          Price          Invested
----------------------------------------------   ---------------    ----------    --------------    ---------------    ----------
Less than $100,000............................             5.00%        5.263%        $19.50                5.00%**      5.263%**
$100,000 or more..............................                 *             *        $19.50                 4.00**       4.167**

---------------
 * Deferred Sales Charge only.

** The Upfront Sales Charge will equal the difference between the amount of the total sales charge and any unpaid DSC.

    The reduced sales charges as shown on the chart above will apply to all purchases of Units in any fourteen-day period which qualify for the volume discount by the same person, partnership or corporation, other than a dealer, in the amounts stated herein, and for this purpose, purchases of Units of this Trust will be aggregated with concurrent purchases of units of any other trust that may be offered by the Sponsor.

    Units held in the name of your spouse or in the name of your child under the age of 21 or in the name of an entity controlled by you are deemed for the purposes hereof to be registered in your name. The reduced sales charges are also applicable to a trustee or other fiduciary, including a partnership or corporation purchasing Units for a single trust estate or single fiduciary account.

Employee Discount

    The Sponsor intends at its discretion, to permit its employees and employees of affiliates to purchase Units of the Trust at a price based on the offering side evaluation of such Treasury Obligations and the net asset value of Fund Shares in the Trust plus a reduced sales charge equal to the Deferred Sales Charge per Unit, subject to a limit of 5% of the Units.

                                EXCHANGE OPTION

    You may elect to exchange any or all of your Units of this Series of the Government Securities Equity Trust for units of one or more of any other Series in the Prudential Investment Management Services LLC family of unit investment trusts (except Series of Government Securities Equity Trust) or for any units of any additional trusts that may from time to time be made available for such exchange by the Sponsor (collectively referred to as the 'Exchange Trusts').

    This exchange is implemented by a sale of Units and a purchase of the units of an Exchange Trust. You may acquire these units at prices based on a reduced sales charge per unit. The purpose of this reduced sales is to permit the Sponsor to pass on to the Holder who wishes to exchange units the cost savings resulting from such exchange. The cost savings result from reductions in time and expense related to advice, financial planning and operational expense required for the exchange.

    Exchange Trusts may have different investment objectives. You should read the prospectus for the applicable Exchange Trust carefully to determine its investment objective before exercise of this option.

    This option will be available provided that:

       - the Sponsor maintains a secondary market in units of the applicable Exchange Trust and

       - units of the applicable Exchange Trust are available for sale and are lawfully qualified for sale in the jurisdiction in which you are a resident.

    While it is the Sponsor's present intention to maintain a secondary market for the units of all these trusts, there is no obligation on its part to do so. Therefore, there is no assurance that a market for units will in fact exist on any given date on which you wish to sell or exchange your Units. Thus, there is no assurance that the Exchange Option will be available to any Unit Holder. The Sponsor reserves the right to modify, suspend or terminate this option. In the case of Units subject to a DSC, the Sponsor will give sixty days' notice before the date of the termination of or a material amendment to the Exchange Option. In the event the Exchange Option is not available to you at the time you wish to exercise it, you will be immediately notified and no action will be taken with respect to your tendered Units without further instruction from you.

    To exercise the Exchange Option, you should notify the Sponsor of your desire to exchange your Units for one or more units of the Exchange Trusts. Upon the exchange of Units of the Trust, any Deferred Sales Charge balance will be deducted from the exchange proceeds. If units of the applicable outstanding series of the Exchange Trust are at that time available for sale, you may select the series or group of series for which you desire your Units to be exchanged. You will be provided with a current prospectus or prospectuses relating to each series in which you indicate interest.

    Units of the Exchange Trust trading in the secondary market maintained by the Sponsor, if so maintained, will be sold to you at a price equal to the evaluation price per unit of the securities in that portfolio and the applicable sales charge of $15* per unit of the Exchange Trust. The reduced sales charge for units of any Exchange Trust acquired during the initial offering period for such units will result in a price for such units equal to the offering side evaluation per unit of the securities in the Exchange Trust's portfolio plus accrued interest plus a reduced sales charge of $25* per Exchange Trust unit. The reduced sales charge for a unit holder of an Exchange Trust exchanging into this series of Government Securities Equity Trust will be $.52* per Unit for Units purchased in the secondary market and $.52 per Unit for Units purchased during the initial offering period. Exchange transactions will be effected only in whole units; thus, any proceeds not used to acquire whole units will be paid to the exchanging Unit Holder unless the Unit Holder adds the amount of cash necessary to purchase one additional whole Exchange Trust unit.

    Unit Holders of units of any registered unit investment trust, other than Series of Government Securities Equity Trust, which were initially offered at a minimum applicable sales charge of 3.0% of the public offering price exclusive of any applicable sales charge discounts, may elect to apply the cash proceeds of sale or redemption of those units directly to acquire units of any Exchange Trust trading in the secondary market at the reduced sales charge of $20 per Unit, subject to the terms and conditions applicable to the Exchange Option. To exercise this option, the owner should notify his retail broker. He will be given a prospectus of each series in which he indicates interest, units of which are available. The Sponsor reserves the right to modify, suspend or terminate the option at any time without further notice, including the right to increase the reduced sales charge applicable to this option (but not in excess of $5 more per unit than the corresponding fee then charged for a unit of an Exchange Trust which is being exchanged).
------------
     * In the case of Units subject to a DSC, the exchange sales charge will be the remaining DSC if greater than the applicable reduced sales charge ($15, $20 or $25) or if the remaining DSC is less than applicable reduced sales charge, the Unit will be subject to the remaining DSC and the sales charge payable at the time of the exchange will be the difference between the amount of the reduced sales charge and the remaining DSC.

                      REINVESTMENT OF TRUST DISTRIBUTIONS

    You may elect to automatically reinvest the distributions with respect to your Units in additional Units of the Trust. A Unit Holder holding Units in 'street name' may participate in the Trust's reinvestment program by contacting his broker, dealer or financial institution. You may participate in the Trust's reinvestment program by filing with the Trustee a written notice of election. The Trustee must receive your completed notice of election to participate in the Program at least ten days before the Record Date applicable to any distribution in order for the Program to be in effect as to that distribution. You may modify or revoke elections on similar notice.

    The Trustee will use such distributions, to the extent reinvested in the Trust, at the direction of the Sponsor in one or both of the following manners:

    (1) The Trustee may use the distributions to purchase Units of this Series of the Trust in the Sponsor's inventory. The purchase price payable by the Trustee for each of such Units will be equal to the applicable Trust evaluation per Unit on or as soon as possible after the close of business on the Distribution Date. The Trustee will issue or credit the Units purchased to the accounts of Unit Holders participating in the Program.

    (2) If there are no Units in the Sponsor's inventory, the Sponsor may purchase additional Securities for deposit into the Trust as described above in Part B. The Sponsor will deposit the additional Securities with any necessary cash with the Trustee in exchange for new Units. The Trustee may then use the distributions to purchase the new Units from the Sponsor. The price for such new Units will be the applicable Trust evaluation per Unit on or as soon as possible after the close of business on the Distribution Date. See 'Public Offering of Units--Public Offering Price.'

    A reinvestment unit will be charged the remaining deferred sales charge but the purchase price of the reinvestment unit will be credited by the amount of the remaining deferred sales charge at the time of reinvestment.

    The Units purchased by the Trustee will be issued or credited to the accounts of Unit Holders who participate in the Program. The Sponsor may terminate the Program if it does not have sufficient Units in its inventory or if it is no longer practical to create additional Units. The cost of administrating the reinvestment program will be borne by the Trust and thus will be borne indirectly by all Unit Holders.

                              EXPENSES AND CHARGES

Trust Fees and Expenses

    The Trustee will receive for its services under the Indenture an annual fee in the amount set forth in the 'Summary of Essential Information.'

    For each evaluation of the Treasury Obligations in the Trust, the Evaluator shall receive a fee as set forth in the 'Summary of Essential Information.'

    The Trustee's fees, Evaluator's fees and Trust expenses are payable quarterly on or before each Distribution Date from the Income Account, to the extent funds are available therein and thereafter from the Principal Account. Any of such fees may be increased without approval of the Unit Holders in proportion to increases under the classification 'All Services Less Rent' in the Consumer Price Index published by the United States Department of Labor. The Trustee also receives benefits to the extent that it holds funds on deposit in various non-interest bearing accounts created under the Agreement. Securities will be sold to generate the cash needed to pay the fee.

Creation and Development Fee

    The Sponsor may also realize a profit through receipt of the Creation and Development Fee. This fee compensates the Sponsor for the creation and development of the Trust including determining the Trust's objective and policies, Portfolio composition and size and selection of service providers and information services and for providing other similar administrative and ministerial functions. The fee is 0.25% per annum collected monthly of the net asset value and in no event will the Sponsor collect over the life of the Trust a fee of more than 2.25% of a Unit Holder's initial investment. No portion of the Creation and Development Fee is applied to the payment of distribution expenses or as compensation for sales efforts.

Other Charges

    The Trust does or may incur the following additional charges as more fully described in the Indenture:
                                      B-22

       - fees of the Trustee for extraordinary services,

       - expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor,

       - various governmental charges,

       - expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of the Unit Holders,

       - indemnification of the Trustee for any loss, liability or expenses incurred by it in the administration of the Trust without negligence, bad faith, willful misfeasance or willful misconduct on its part or reckless disregard of its obligations and duties,

       - expenditures incurred in contacting Unit Holders upon termination of the Trust and

       - to the extent then lawful, expenses (including legal, auditing and printing expenses) of maintaining registration or qualification of the Units and/or the Trust under Federal or State securities laws so long as the Sponsor is maintaining a market for the Units.

    The accounts of the Trust will be audited not less frequently than annually by independent certified public accountants selected by the Sponsor. The cost of such audit will be an expense of the Trust.

Payment

    The fees and expenses set forth herein are payable out of the Trust. When the Trustee pays them or when they are owed to the Trustee they are secured by a lien on the Trust. If the cash dividend, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Fund Shares (not Treasury Obligations) to pay such amounts. To the extent Fund Shares are sold, the size of the Trust will be reduced and the proportions of the types of Securities will change. These sales might be required at a time when Fund Shares would not otherwise be sold. These sales might result in lower prices than might otherwise be realized. Moreover, due to the minimum amount in which Fund Shares may be required to be sold, the proceeds of these sales may exceed the amount necessary for the payment of these fees and expenses. If the cash dividends, capital gains distributions and 12b-1 fee payments made by the Sponsor to the Trust and proceeds of Fund Shares sold after deducting the ordinary expenses are insufficient to pay the extraordinary expenses of the Trust, the Trustee has the power to sell Treasury Obligations to pay such extraordinary expenses.

                             RIGHTS OF UNIT HOLDERS

Ownership of Units

    You are required to hold your Units in uncertificated form. The Trustee will credit your account with the number of Units you hold. Units are transferable only on the records of the Trustee upon presentation of evidence satisfactory to the Trustee for each transfer. Any sums payable for taxes or other governmental charges imposed upon these transactions must be paid by you and you must comply with the formalities necessary to redeem Units.

Certain Limitations

    The death or incapacity of any Unit Holder will not operate to terminate the Trust. Your death or incapacity will not entitle your legal representatives or heirs to claim an accounting or to take any other action or proceeding in any court for a partition or winding up of the Trust.

Distributions

    The terms of the Treasury Obligations do not provide for periodic payment to the holders thereof of the annual accrual of discount. To the extent that dividends, distributions and/or 12b-1 fee payments from the Sponsor become payable with respect to the Fund Shares held in the Trust, the Trustee will collect such amounts as they become payable and credit such amounts to a separate Income Account created pursuant to the Indenture. All other moneys received by the Trustee with respect to the Fund Shares will be credited to the Principal Account. Quarterly distributions to each Unit Holder of record as of the immediately preceding Quarterly Record Date will be made on the next following Quarterly Distribution Date and will consist of an amount substantially equal to such Unit Holder's pro rata share of the distributable cash balances in the Income Account and the Principal Account, if any, computed as of the close of business
                                      B-23
on such Quarterly Record Date. No quarterly distribution will be made if the amount available for distribution is less than $2.50 per 100 Units, except that, no less than once a year, on a Quarterly Distribution Date or such other date designated by the Sponsor, the Trustee shall distribute the entire cash balances in the Principal and Income Accounts. All funds collected or received will be held by the Trustee in trust without interest to Unit Holders as part of the Trust until required to be disbursed in accordance with the provisions of the Indenture. Such funds will be segregated by separate recordation on the trust ledger of the Trustee so long as such practice preserves a valid preference of Unit Holders under the bankruptcy laws of the United States, or if such preference is not preserved, the Trustee shall handle such funds in such other manner as shall constitute the segregation and holding thereof in trust within the meaning of the Investment Company Act of 1940, as the same may be from time to time amended. To the extent permitted by the Indenture and applicable banking regulations, such funds are available for use by the Trustee pursuant to normal banking procedures. The Trustee is authorized by the Indenture to withdraw from the Principal Account to the extent funds are not sufficient in the Income Account such amounts as it deems necessary to pay the expenses of the Trust. (see 'Expenses and Charges'). The Trustee may also withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust. Amounts so withdrawn shall not be considered a part of a Trust's assets for purposes of determining the amount of distributions until such time as the Trustee shall return all or any part of such amounts to the appropriate account. In addition, the Trustee may withdraw from the Income Account, to the extent available, that portion of the Redemption Price which represents income. The balance paid on any redemption, including income, if any, shall be withdrawn from the Principal Account of the Trust to the extent that funds are available. If such available balance is insufficient, the Trustee is empowered to sell Securities in order to provide moneys for redemption of Units tendered (see 'Rights of Unit Holders--Tender of Units for Redemption'). It is anticipated that the net asset value per Unit will be reduced quarterly by the quarterly payment of the deferred sales charge. Distributions of amounts necessary to pay the deferred portion of the sales charge will be made to an account maintained by the Trustee for purposes of satisfying Unit Holders' Deferred Sales Charge obligations. Fund Shares will be sold to pay the Deferred Sales Charge to the Sponsor on each Deferred Sales Charge Deduction Date set forth in the Summary of Essential Information.

Reports and Records

    With each distribution, the Trustee will furnish to the Unit Holders a statement of the amounts of dividends and other receipts, if any, expressed in each case as a dollar amount per Unit.

    Within a reasonable time after the end of each calendar year, the Trustee will furnish to each person who was a Unit Holder of record at any time during the calendar year a statement setting forth:

    1. As to the Income Account:

       - dividends and other cash amounts received,

       - deductions for payment of applicable taxes and for fees and expenses of the Trust,

       - redemptions of Units, and

       - the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year;

    2. As to the Principal Account:

       - the dates of disposition and identity of any Securities and the net proceeds received therefrom,

       - deductions for payments of applicable taxes and for fees and expenses of the Trust, for payment of the Deferred Sales Charge and redemptions of Units, and

       - the balance remaining after such distributions and deductions, expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year;

    3. And the following information:

       - a list of Securities held and the number of Units outstanding on the last business day of such calendar year,

       - the Redemption Price per Unit based upon the last computation thereof made during such calendar year,

       - amounts actually distributed during such calendar year from the Income Account and from the Principal Account, separately stated, expressed both as total dollar amounts and as dollar amounts representing the pro rata share of each Unit outstanding on the last business day of such calendar year, and

       - an annual report of original issue discount accrual.

    The Trustee shall keep available for inspection by Unit Holders at all reasonable times during usual business hours books of record and account of its transactions as Trustee, including records of the names and addresses of Unit Holders, a current list of Securities in the portfolio and a copy of the Indenture.

Tender of Units For Redemption

    Units may be tendered to the Trustee for redemption at its unit investment trust office at 101 Barclay Street, New York, New York 10286, upon delivery of a request for redemption and payment of any relevant tax. At the present time there are no specific taxes related to the redemption of the Units. No redemption fee will be charged by the Sponsor or the Trustee. Units redeemed by the Trustee will be canceled.

    In order for Units to be redeemed you must have your signature guaranteed by an officer of a national bank or trust company or by a member firm of either the New York, Midwest or Pacific Stock Exchanges. In certain instances the Trustee may require additional documents such as, but not limited to:

       - trust instruments,

       - certificate of death,

       - appointments as executor or administrator, or

       - certificates of corporate authority

    Within three business days following such tender you will be entitled to receive in cash an amount for each Unit tendered equal to the Redemption Price per Unit computed as of the Evaluation Time set forth in the 'Summary of Essential Information' in Part A on the date of tender (see 'Rights of Unit Holders--Computation of Redemption Price per Unit.') The 'date of tender' is deemed to be the date on which Units are received by the Trustee. For Units received after the Evaluation Time, the date of tender is the next day when the New York Stock Exchange is open for trading, and these Units will be deemed to have been tendered to the Trustee on such day for redemption at the Redemption Price computed on that day.

    There is no sales charge incurred when you tender your Units to the Trustee for redemption, however, any unpaid DSC will reduce the redemption proceeds. All amounts paid on redemption representing income will be withdrawn from the Income Account to the extent moneys are available. All other amounts will be paid from the Principal Account. In order to provide money for redemption of Units, the Trustee is required by the Indenture to sell Fund Shares and Treasury Obligations, to the extent possible in the same ratio as the ratio of Fund Shares and Treasury Obligations then held in the Trust. To the extent Securities are sold, the size of the Trust will be reduced. These sales could result in a loss to the Trust. The redemption of a Unit for cash will constitute a taxable event under the Code (see 'Tax Status of the Trust').

Purchase by the Sponsor of Units Tendered For Redemption

    The Indenture requires that the Trustee notify the Sponsor of any tender of Units for redemption. So long as the Sponsor is maintaining a bid in the secondary market, the Sponsor, before the close of business on the second succeeding business day, may purchase any Units tendered to the Trustee for redemption at the price so bid by making payment therefor to you in an amount not less than the Redemption Price and not later than the day on which the Units would otherwise have been redeemed by the Trustee, i.e., you will receive the Redemption Price from the Sponsor within 3 business days of the date of tender (see 'Public Offering of Unit--Secondary Market'). Units held by the Sponsor may be tendered to the Trustee for redemption as any other units. The price of any Units resold by the Sponsor will be the Public Offering Price determined in the manner provided in this Prospectus (see 'Public Offering of Units--Public Offering Price'). Any profit resulting from the resale of those Units will belong to the Sponsor, which likewise will bear any loss resulting from a reduction in the offering or redemption price after its acquisition of those Units (see 'Public Offering of Units--Profit of Sponsor').

Computation of Redemption Price Per Unit

    The Redemption Price per Unit is determined by the Trustee as of the Evaluation Time on the date any such determination is made. The Redemption Price is each Unit's pro rata share, determined by the Trustee, of the sum of:

       - the aggregate bid side evaluation of the Treasury Obligations in the Trust, as determined by the Evaluator, and the net asset value of the Fund Shares in the Trust determined as of the Evaluation Time set forth in the 'Summary of Essential Information'; and

       - cash on hand in the Trust and dividends receivable on Fund Shares (other than cash deposited by the Sponsor for the purchase of Securities);

less amounts representing:

       - accrued taxes and governmental charges payable out of the Trust,

       - the accrued expenses of the Trust, and

       - cash held with respect to previously tendered Units or for distribution to Unit Holders of record as of a date prior to the evaluation,

       - any Deferred Sales Charge balance and

       - any Reserve Account ( 'Redemption Price ').

    The right of redemption may be suspended and payment of the Redemption Price per Unit postponed for more than seven calendar days following a tender of Units for redemption for any period during which the New York Stock Exchange is closed, other than for weekend and holiday closing, or trading on that Exchange is restricted or during which (as determined by the Securities and Exchange Commission) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Neither the Trustee nor the Sponsor is liable to any person or in any way for any loss or damage that may result from any such suspension or postponement.

            COMPARISON OF PUBLIC OFFERING PRICE AND REDEMPTION PRICE

    While the Public Offering Price of Units during the initial offering period is determined on the basis of the current offering prices of the Treasury Obligations and the net asset value for Fund Shares, the Public Offering Price of Units in the secondary market and the Redemption Price of Units are determined on the basis of the current bid prices of the Treasury Obligations and the net asset value of the Fund Shares. The bid prices for the Securities are expected to be less than the offering prices. The amount realized by a Unit Holder upon any redemption of Units may be less than the price paid by him for such Units.

                                    SPONSOR

    Prudential Investment Management Services LLC is a wholly-owned indirect subsidiary of Prudential Financial, Inc. and is a limited liability corporation organized under Delaware law in 1996. It is a registered broker-dealer under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Sponsor is a distributor for various open-end management companies and unit investment trusts.

Limitations on Liability

    The Sponsor is liable for the performance of its obligation's arising from its responsibilities under the Indenture. The Sponsor shall be under no liability to Unit Holders for taking any action or for refraining from any action in good faith or for errors in judgment. Likewise, the Sponsor shall not be liable or be responsible in any way for any default, failure of defect in any Security or for depreciation or loss incurred by reason of the sale of any Securities. The Sponsor will, however, be liable for (1) its own willful misfeasance, (2) bad faith, (3) gross negligence or (4) reckless disregard of its obligations and duties (see 'Sponsor--Responsibility').

Responsibility

    The Trust is not a managed registered investment company. Securities will not be sold by the Trustee to take advantage of ordinary market fluctuations. Although the Sponsor and Trustee do not presently intend to dispose of

Securities, the Indenture permits the Sponsor to direct the Trustee to dispose of any Security in the Trust for the purpose of redeeming Units tendered for redemption and to dispose of Fund Shares to pay Trust expenses and the Deferred Sales Charge.

    The proceeds resulting from the disposition of any Security in the Trust will be distributed as set forth under 'Rights of Unit Holders--Distributions' to the extent such proceeds are not utilized for the purpose of redeeming Units or paying Trust expenses.

Resignation

    If at any time the Sponsor shall resign under the Indenture or shall fail to perform or be incapable of performing its duties thereunder or shall become bankrupt or its affairs are taken over by public authorities, the Indenture directs the Trustee to either:

       - appoint a successor Sponsor or Sponsors at rates of compensation deemed reasonable by the Trustee not exceeding amounts prescribed by the Securities and Exchange Commission,

       - act as Sponsor itself without terminating the Trust, or

       - terminate the Trust. The Trustee will promptly notify Unit Holders of any such action.

                                    TRUSTEE

    The Trustee is The Bank of New York. It is a New York Bank with its principal executive office located at 101 Barclay Street, New York, New York 10286. The Trustee is organized under the laws of the State of New York, is a member of the New York Clearing House Association and is subject to supervision and examination by the superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System. Unit Holders should direct inquiries regarding distributions, address changes and other matters related to the administration of the Trust to the Trustee at Unit Investment Trust Division, P.O. Box 974, Wall Street Station, New York, New York 10286-0974.

Limitations on Liability

    The Trustee shall not be liable or responsible in any way for:

       - depreciation or loss incurred by reason of the disposition of any moneys, Securities or certificates; or

       - in respect of any evaluation or for any action taken in good faith reliance on prima facie properly executed documents.

    The Trustee, however, shall be liable for willful misfeasance, bad faith, negligence or reckless disregard for its obligations and duties. In addition, the Indenture provides that the Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Trust which the Trustee may be required to pay under current or future laws of the United States or any other taxing authority having jurisdiction.

Responsibility

    The Trustee shall not be liable for any default, failure or defect in any Security or for any depreciation or loss by reason of any sale of Fund Shares or by reason of the failure of the Sponsor to give directions to the Trustee.

    The Trustee may sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units tendered for redemption. Fund Shares will be sold first unless the Sponsor is able to sell Treasury Obligations and Fund Shares in the proportionate relationship between the maturity values of the Treasury Obligations and the number of Fund Shares.

    Amounts received by the Trust upon the sale of any Security under the conditions set forth above will be deposited in the Principal Account when received and to the extent not used for the redemption of Units or for payment of the DSC will be distributable by the Trustee to Unit Holders of record on the Quarterly Record Date next prior to a Quarterly Distribution Date.

    For information relating to the responsibilities of the Trustee under the Indenture, reference is also made to the material set forth under 'Rights of Unit Holders' and 'Sponsor--Resignation.'

Resignation

    By executing an instrument in writing and filing the same with the Sponsor, the Trustee and any successor may resign. In such an event the Sponsor is obligated to appoint a successor trustee as soon as possible. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. The Sponsor may remove the Trustee for any reason either with or without cause. Such resignation or removal shall become effective upon the acceptance of appointment by the successor trustee. If upon resignation of a trustee no successor has been appointed and has accepted the appointment within thirty days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee. A successor trustee has the same rights and duties as the original trustee except to the extent, if any, that the Indenture is modified as permitted by its terms.

                                   EVALUATOR

    The Evaluator is Kenny S&P Evaluation Services, a division of J.J. Kenny Co., Inc., with main offices located at 55 Water Street, New York, New York 10041.

Limitations on Liability

    The Trustee, Sponsor and Unit Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit Holders for errors in judgement. The Evaluator shall, however, be liable for its own willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Indenture.

Responsibility

    The Indenture requires the Evaluator to evaluate the Treasury Obligations on the basis of their bid prices on the last business day of June and December in each year, on the day on which any Unit is tendered for redemption and on any other day such evaluation is desired by the Trustee or is requested by the Sponsor. For information relating to the responsibility of the Evaluator to evaluate the Treasury Obligations, see 'Public Offering of Units--Public Offering Price.'

Resignation

    The Evaluator may resign or may be removed by the Sponsor, and the Sponsor is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor accepts appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

                   AMENDMENT AND TERMINATION OF THE INDENTURE

Amendment

    The Trustee and the Sponsor or their respective successors may amend the Indenture and Agreement from time to time without the consent of Unit Holders.

       - to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent with any provision contained therein;

       - to change any provision thereof as may be required by the Securities and Exchange Commission or as any successor governmental agency exercising similar authority may require; or

       - to make such other provision in regard to matters or questions arising thereunder as shall not adversely affect the interest of the Unit Holders.

    The Indenture and Agreement may also be amended by the Sponsor and Trustee with the consent of Unit Holders evidencing 51% of the Units at the time outstanding for the purposes of adding any provisions to or changing in any manner or eliminating any of the provisions of the Indenture or of modifying in any manner the rights of Unit Holders.

    In no event shall the Indenture be amended so as:

       - to increase the number of Units issuable thereunder except as the result of the additional deposits of Securities,

       - to permit the deposit of Securities after the Date of Deposit except in accordance with the terms and conditions of the Indenture as initially adopted,

       - to permit any other acquisition of securities or other property by the Trustee either in addition to or in substitution for any of the Securities on hand in the Trust,

       - to permit the Trustee to vary the investment of the Unit Holders or to empower the Trustee to engage in business or to engage in investment activities not specifically authorized in the Indenture as originally adopted,

       - to adversely affect the characterization of the Trust as a grantor trust for Federal income tax purposes.

    In the event of any amendment, the Trustee is obligated to promptly notify all Unit Holders of the substance of such amendment.

Termination

    The Trust may be terminated at any time by the consent of the holders of 51% of the Units or by the Trustee upon the direction of the Sponsor when the aggregate net value of all Trust assets as shown by an evaluation made as described under 'Evaluator--Responsibility' is less than 40% of the aggregate maturity values of the Treasury Obligations deposited in the Trust on the Date of Deposit and subsequent thereto calculated after the most recent deposit of Treasury Obligations in the Trust or if there has been a material change in the Fund's objectives. However, in no event may the Trust continue beyond the Mandatory Termination Date set forth under 'Summary of Essential Information' in Part A. In the event of termination, written notice thereof will be sent by the Trustee to all Unit Holders.

    Within a reasonable period after termination, the Trustee will sell any Securities remaining in the Trust (other than Fund Shares for which an in kind distribution has been requested) and, after paying all expenses and charges incurred by the Trust, will distribute to each Unit Holder his pro rata share of:

       - the amount realized upon disposition of the Fund Shares unless the Unit Holder notifies the Trustee in writing of his preference for distribution 'in kind,'

       - the amount realized upon the disposition or maturity of the Treasury Obligations and

       - any other assets of the Trust.

    A Unit Holder may invest the proceeds of the Treasury Obligations in Fund Shares at such shares' net asset value, which shares shall be subject to Fund 12b-1 fees. The sale of the Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time and, therefore, the amount realized by a Unit Holder on termination may be less than the principal amount of Treasury Obligations represented by the Units held by such Unit Holder.

Code of Ethics

    The Sponsor in connection with the Trust has adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Trust portfolio transactions. Persons subject to the code of ethics are permitted to invest in securities including securities that may be held by the Trust. The goal of the code is to prevent fraud, deception or misconduct against the Trust and to provide reasonable standards of conduct. See the back cover of the Prospectus for information on obtaining a copy of the code of ethics.

                                 LEGAL OPINIONS

    The legality of the Units offered hereby has been passed upon by Cahill Gordon & Reindel, 80 Pine Street, New York, New York 10005, as special counsel for the Sponsor.

                            INDEPENDENT ACCOUNTANTS

    The financial statement included in this Prospectus has been so included in reliance on the report of PricewaterhouseCoopers LLP, independent public accountants, given on the authority of said firm as experts in auditing and accounting.
                                      B-29

--------------------------------------------------------------------------------
    You should rely on the information contained in the Prospectus. We have not authorized anyone to represent to you or provide to you information that is different. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

           ---------------------------------------------------------

                       GOVERNMENT SECURITIES EQUITY TRUST
                                   SERIES 10

           ---------------------------------------------------------

                                    Sponsor

                 Prudential Investment Management Services LLC
                              100 Mulberry Street
                              Gateway Center Three
                                Newark, NJ 07102

                                    Trustee

                              The Bank of New York
                               101 Barclay Street
                               New York, NY 10286

        This Prospectus does not contain complete information about the investment company filed with the Securities and Exchange Commission in Washington, D.C. under the:

           - Securities Act of 1933 (File No. 333-38826) and

           - Investment Company Act of 1940 (File No. 811-5694).

        Information about the Trust can be reviewed and copied at the Public Reference Room of the Commission, 450 Fifth Street, N.W., Washington, D.C. 20549-6009.

        CALL: 1-202-942-8090 for information about the Public Reference Room

       VISIT: the EDGAR database of the SEC's website at http://www.sec.gov for reports and other information about the Trust. Copies may be obtained, after paying a duplicating fee, by writing the Commission or by electronic request to publicinfo@sec.gov.

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

                  The facing sheet on Form S-6.

                  The Prospectus.

                  Signatures.

     Consent of independent public accountants and consent of evaluator; all other consents were previously filed.

                  The following Exhibits:

        ****EX-3.(i)           -       Limited Liability Company Agreement for
                                        Prudential Investment Management
                                        Services LLC dated October 9, 1996,
                                        amended October 17, 1996.
        ****EX-3.(ii)          -       By-Laws of Prudential Investment
                                        Management Services LLC.
         ***EX-4               -       Trust Indenture and Agreement dated
                                        July 18, 2000.
          **EX-5               -       Opinion of counsel
          *EX-23               -       Consent of Kenny S&P Evaluation Services,
                                        a division of J.J. Kenny Co., Inc.
                                        (as evaluator).
      *****Ex-24               -       Powers of Attorney
       ****Ex-99               -       Information as to Officers of Prudential
                                        Investment Management Services LLC is
                                        incorporated by reference to Form N-8B-2
                                        filed pursuant to Section 8 (b) of the
                                        Investment Company Act of 1940 (1940 Act
                                        File No. 811-5694).
       ****EX-99.2             -       Affiliations of Sponsor with other
                                        investment companies.
       ****EX-99.A(11)         -       Code of Ethics

______________________

*    Filed herewith.

**   Previously filed.

*** Incorporated by reference to an exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 10, Registration No. 333- 38826 (filed July 19, 2000).

**** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as exhibits to Form N-8B-2 under the Investment Company Act of 1940 of Government Securities Equity Trust ("GSET") Series 1 and any other Series of GSET, File No. 811-5694, (filed June 29, 2001).

*****Incorporated  by reference to exhibits of same  designation  filed with the
     Securities and Exchange Commission as exhibits to the Registration Statement under the Securities Act of 1933 of National Equity Trust, Short-Term Low Five Covered Write Option Trust Series 5, Registration No. 333-98329 (filed August 19, 2002).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the registrant, Government Securities Equity Trust Series 10 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendment thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 31st day of October, 2002.

                           Government Securities Equity Trust Series 10
                           (Registrant)

                           By PRUDENTIAL INVESTMENT MANAGEMENT SERVICES LLC (Sponsor/Depositor)

                           /s/ Richard R. Hoffmann
                               Richard R. Hoffmann
                               Vice President and
                               Attorney-in-Fact

                          /s/  Robert F. Gunia
                               Robert F. Gunia
                               President


                          /s/ ________*___________
                              Margaret M. Deverell
                              Chief Financial Officer,
                              Comptroller

                          By PIFM HOLDCO, INC.
                          (Manager of Prudential Investment Management
                          Services LLC)

                          By: /s/ Richard R. Hoffmann
                                  Richard R. Hoffmann
                                  Authorized signatory for PIFM Holdco, Inc.
   ________________________
  * By Richard R. Hoffmann pursuant to Powers of Attorney previously filed.

                               CONSENT OF COUNSEL

     The consent of counsel to the use of its name in the Prospectus included in this Registration Statement is contained in its opinion filed as Exhibit 5 to this Registration Statement.
                                      II-4

                       CONSENT OF INDEPENDENT ACCOUNTANTS

     We hereby consent to the use in this Post-Effective Amendment No. 2 to Registration Statement No. 333-38826 on Form S-6 ("Registration Statement") of our report dated October 21, 2002, relating to the financial statements of Government Securities Equity Trust Series 10 which appears in such Registration Statement. We also consent to the reference to us under the heading "Independent Accountants" in such Registration Statement.

PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
October 31, 2002
                                      II-5